As filed with the Securities and Exchange Commission on May 27, 2004
                                                       1933 Act File No. 33-1121
                                                      1940 Act File No. 811-4443
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 47    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                AMENDMENT NO. 50            [X]

                          EATON VANCE INVESTMENT TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
                                 --------------
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                          ---------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485
  (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on August 1, 2004 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio have also executed this Registration Statement.
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LOGO












             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

    Mutual funds seeking tax-exempt income and limited principal fluctuation


                                Prospectus Dated

                                 August 1, 2004



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




       THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS AND
                     THE SERVICES AVAILABLE TO SHAREHOLDERS.
                          PLEASE SAVE IT FOR REFERENCE.

TABLE OF CONTENTS

Fund Summaries.............................................................. 3

Performance Information..................................................... 4

     California Fund........................................................ 4

     Florida Fund........................................................... 5

     Massachusetts Fund..................................................... 6

     New Jersey Fund........................................................ 7

     New York Fund.......................................................... 8

     Ohio Fund.............................................................. 9

     Pennsylvania Fund......................................................10

Fund Fees and Expenses......................................................11

Investment Objectives & Principal Policies and Risks........................13

Management and Organization.................................................14

Valuing Shares..............................................................15

Purchasing Shares...........................................................16

Sales Charges...............................................................17

Redeeming Shares............................................................19

Shareholder Account Features................................................19

Tax Information.............................................................21

Financial Highlights........................................................24

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Limited Maturity Municipals Fund. You will find more specific information about each Fund in the pages that follow.

Investment Objectives and Principal Strategies

The investment objective of each Fund is to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, and limited principal fluctuation. Under normal market conditions, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and from state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund invests in obligations to seek to maintain a dollar weighted average portfolio duration of between three and nine years.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as futures contracts and options thereon, and interest rate swaps), bonds that do not make regular payments of interest, bonds issued on a "when issued" basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. The managers attempt to limit principal fluctuation by investing to limit overall portfolio duration.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

Principal Risk Factors

The value of Fund shares may change when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings. Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives is subject to certain limitations and may expose the Funds to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND

The California Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and California state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in California Limited Maturity Municipals Portfolio (the "California Portfolio"). California general obligations currently are rated A2, A and A- by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the California Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-4.90%  10.86%  2.57%   6.35%   4.55%   -4.80%  11.15%  3.13%   7.20%
------  ------  -----   -----   -----   ------  ------  -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended _______, ____, and the lowest quarterly return was _____% for the quarter ended ________, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was _____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax- equivalent yield (assuming a combined state and federal tax rate of ____%) for Class A shares were ____% and ____%, respectively, for Class B shares were ____% and ____%, respectively, and for Class C shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five      Ten
Average Annual Total Return as of December 31, 2003                                Year     Years     Years
--------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                        %        %         %
Class B Return Before Taxes                                                        %        %         %
Class B Return After Taxes on Distributions                                        %        %         %
Class B Return After Taxes on Distributions and the Sale of Class B Shares         %        %         %
Class C Return Before Taxes                                                        %        %         %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                               %        %         %

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge ("CDSC") for Class B. The Class A performance shown above for the period prior to June 27, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 29, 1992. As of March 31, 2004, no Class C shares were issued. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND

The Florida Fund's investment objective is to provide a high level of current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax, and limited principal fluctuation. The Fund currently invests its assets in Florida Limited Maturity Municipals Portfolio (the "Florida Portfolio"). Florida general obligations currently are rated Aa2, AA+ and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Florida Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-4.03%  10.69%  1.56%   5.12%   4.59%   -3.79%  8.54%   4.22%   7.56%
------  ------  -----   -----   -----   ------  -----   -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended ______, ____, and lowest quarterly return was ____% for the quarter ended _____, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was ____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of _____%) for Class A shares were ____% and ____%, respectively, for Class B shares were ____% and ____%, respectively, and for Class C shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five      Ten
Average Annual Total Return as of December 31, 2003                                Year     Years     Years
--------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                        %        %         %
Class B Return Before Taxes                                                        %        %         %
Class B Return After Taxes on Distributions                                        %        %         %
Class B Return After Taxes on Distributions and the Sale of Class B Shares         %        %         %
Class C Return Before Taxes                                                        %        %         %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                               %        %         %

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on May 29, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown.

After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND

The Massachusetts Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and Massachusetts state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Massachusetts Limited Maturity Municipals Portfolio (the "Massachusetts Portfolio"). Massachusetts general obligations currently are rated Aa2, AA- and AA- by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Massachusetts Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-3.51%  10.46%  2.12%   6.18%   4.43%   -4.12%  8.18%   4.03%   7.16%
------  ------  -----   -----   -----   ------  -----   -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended _______, ____, and the lowest quarterly return was ____% for the quarter ended ______, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was ____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of ____%) for Class A shares were ____% and ____%, respectively, for Class B shares were ____% and ____%, respectively, and for Class C shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five      Ten
Average Annual Total Return as of December 31, 2003                                Year     Years     Years
--------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                        %        %          %
Class B Return Before Taxes                                                        %        %          %
Class B Return After Taxes on Distributions                                        %        %          %
Class B Return After Taxes on Distributions and the Sale of Class B Shares         %        %          %
Class C Return Before Taxes                                                        %        %          %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                               %        %          %


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on June 1, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND

The New Jersey Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and New Jersey state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in New Jersey Limited Maturity Municipals Portfolio (the "New Jersey Portfolio"). New Jersey general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the New Jersey Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-3.56%  10.40%  2.31%   5.91%   3.88%   -2.92%  8.29%   2.75%   6.93%
------  ------  -----   -----   -----   ------  -----   -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended _________, ____ and the lowest quarterly return was ____% for the quarter ended _____, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was ____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of ____%) for Class A shares were ____% and ____%, respectively, and for Class B shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five     Ten
Average Annual Total Return as of December 31, 2003                                Year     Years    Years
-------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                        %        %         %
Class B Return Before Taxes                                                        %        %         %
Class B Return After Taxes on Distributions                                        %        %         %
Class B Return After Taxes on Distributions and the Sale of Class B Shares         %        %         %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                               %        %         %


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to June 27, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on June 1, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source of Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND

The New York Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and New York state and New York City personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in New York Limited Maturity Municipals Portfolio (the "New York Portfolio"). New York's state general obligation bonds currently are rated A2, AA and AA- by Moody's, S&P and Fitch, respectively. New York City's general obligation bonds currently are rated A2, A and A+ by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the New York Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-4.24%  10.97%  2.10%   7.30%   4.70%   -3.29%  9.84%   2.99%   7.62%
------  ------  -----   -----   -----   ------  -----   -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended _________, ____, and the lowest quarterly return was ____% for the quarter ended _______, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was ____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of ____%) for Class A shares were ____% and ____%, respectively, for Class B shares were ____% and ____%, respectively, and for Class C shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five      Ten
Average Annual Total Return as of December 31, 2003                                Year     Years     Years
--------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                         %       %         %
Class B Return Before Taxes                                                         %       %         %
Class B Return After Taxes on Distributions                                         %       %         %
Class B Return After Taxes on Distributions and the Sale of Class B Shares          %       %         %
Class C Return Before Taxes                                                         %       %         %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                                %       %         %


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on May 29, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND

The Ohio Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and Ohio state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Ohio Limited Maturity Municipals Portfolio (the "Ohio Portfolio"). Ohio general obligations currently are rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Ohio Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-4.02%  10.73%  3.01%   6.16%   4.27%   -3.56%  6.69%   3.07%   7.27%
------  ------  -----   -----   -----   ------  -----   -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003


During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended _______, ____, and the lowest quarterly return was ____% for the quarter ended _______, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was ____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of ____%) for Class A shares were ____% and ____%, respectively, and for Class B shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five      Ten
Average Annual Total Return as of December 31, 2003                                Year     Years     Years
--------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                        %        %         %
Class B Return Before Taxes                                                        %        %         %
Class B Return After Taxes on Distributions                                        %        %         %
Class B Return After Taxes on Distributions and the Sale of Class B Shares         %        %         %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                               %        %         %

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to October 22, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on April 16, 1993. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)


After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

The Pennsylvania Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes, and limited principal fluctuation. The Fund currently invests its assets in Pennsylvania Limited Maturity Municipals Portfolio (the "Pennsylvania Portfolio"). Pennsylvania general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Pennsylvania Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


-3.80%  10.34%  2.31%   7.12%   4.03%   -3.54%  7.97%   3.42%   6.96%
------  ------  -----   -----   -----   ------  -----   -----   -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003


During the ten year period ended December 31, 2003, the highest quarterly total return for Class B was ____% for the quarter ended _______, _____, and the lowest quarterly return was _____% for the quarter ended ______, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to June 30, 2004) was ____%. For the 30 days ended March 31, 2004, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of ____%) for Class A shares were ____% and ____%, respectively, for Class B shares were ____% and ____%, respectively, and for Class C shares were ____% and ____%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                   One      Five      Ten
Average Annual Total Return as of December 31, 2003                                Year     Years     Years
--------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                        %        %         %
Class B Return Before Taxes                                                        %        %         %
Class B Return After Taxes on Distributions                                        %        %         %
Class B Return After Taxes on Distributions and the Sale of Class B Shares         %        %         %
Class C Return Before Taxes                                                        %        %         %
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees,
  expenses or taxes)                                                               %        %         %


These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on June 1, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Thomson Financial)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                                                  Class A   Class B   Class C
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                    2.25%     None      None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset
  value at time of purchase or time of redemption)                                 None      3.00%     1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                    None      None      None
Exchange Fee                                                                       None      None      None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)


                                          Management      Distribution and        Other        Total Annual Fund
                                             Fees       Service (12b-1) Fees      Expenses*    Operating Expenses
------------------------------------------------------------------------------------------------------------------
 California Fund       Class A shares       0.45%               n/a                 %                 %
                       Class B shares       0.45%              0.90%                %                 %
                       Class C shares       0.45%              0.90%                %                 %
------------------------------------------------------------------------------------------------------------------
 Florida Fund          Class A shares       0.45%               n/a                 %                 %
                       Class B shares       0.45%              0.90%                %                 %
                       Class C shares       0.45%              0.90%                %                 %
------------------------------------------------------------------------------------------------------------------
 Massachusetts Fund    Class A shares       0.44%               n/a                 %                 %
                       Class B shares       0.44%              0.90%                %                 %
                       Class C shares       0.44%              0.90%                %                 %
------------------------------------------------------------------------------------------------------------------
 New Jersey Fund       Class A shares       0.45%               n/a                 %                 %
                       Class B shares       0.45%              0.90%                %                 %
------------------------------------------------------------------------------------------------------------------
 New York Fund         Class A shares       0.44%               n/a                 %                 %
                       Class B shares       0.44%              0.90%                %                 %
                       Class C shares       0.44%              0.90%                %                 %
------------------------------------------------------------------------------------------------------------------
 Ohio Fund             Class A shares       0.45%               n/a                 %                 %
                       Class B shares       0.45%              0.90%                %                 %
------------------------------------------------------------------------------------------------------------------
 Pennsylvania Fund     Class A shares       0.45%               n/a                 %                 %
                       Class B shares       0.45%              0.90%                %                 %
                       Class C shares       0.45%              0.90%                %                 %

* Other Expenses for Class A includes a 0.15% service fee paid pursuant to a Service Plan.

Examples. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------------------------
 California Fund        Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
                        Class C shares          $               $               $               $
----------------------------------------------------------------------------------------------------------
 Florida Fund           Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
                        Class C shares          $               $               $               $
----------------------------------------------------------------------------------------------------------
 Massachusetts Fund     Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
                        Class C shares          $               $               $               $
----------------------------------------------------------------------------------------------------------
 New Jersey Fund        Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
----------------------------------------------------------------------------------------------------------
 New York Fund          Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
                        Class C shares          $               $               $               $
----------------------------------------------------------------------------------------------------------
 Ohio Fund              Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
----------------------------------------------------------------------------------------------------------
 Pennsylvania Fund      Class A shares          $               $               $               $
                        Class B shares*         $               $               $               $
                        Class C shares          $               $               $               $

You would pay the following expenses if you did not redeem your shares:

                                             1 Year         3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------------
 California Fund       Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
                       Class C shares          $               $               $                $
---------------------------------------------------------------------------------------------------------
 Florida Fund          Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
                       Class C shares          $               $               $                $
---------------------------------------------------------------------------------------------------------
 Massachusetts Fund    Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
                       Class C shares          $               $               $                $
---------------------------------------------------------------------------------------------------------
 New Jersey Fund       Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
---------------------------------------------------------------------------------------------------------
 New York Fund         Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
                       Class C shares          $               $               $                $
---------------------------------------------------------------------------------------------------------
 Ohio Fund             Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
---------------------------------------------------------------------------------------------------------
 Pennsylvania Fund     Class A shares          $               $               $                $
                       Class B shares*         $               $               $                $
                       Class C shares          $               $               $                $

*Reflects the expenses of Class A after four years because Class B shares generally convert to Class A after four years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide a high level of current income exempt from regular federal income tax and particular state or local income or other taxes, and limited principal fluctuation. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets, which for purposes of this policy includes any borrowings for investment purposes, during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days prior notice of any material change in a Fund's investment objective. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although a Portfolio invests in obligations to maintain a dollar weighted average portfolio duration of between three and nine years, a Portfolio may invest in individual municipal obligations of any maturity. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. Each Portfolio may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Portfolio may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development).

This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $85 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                     Annual             Daily
Category    Daily Net Assets                       Asset Rate        Income Rate
--------------------------------------------------------------------------------
   1        up to $500 million                       0.300%             3.00%
   2        $500 million but less than $1 billion    0.275%             2.75%
   3        $1 billion but less than $1.5 billion    0.250%             2.50%
   4        $1.5 billion but less than $2 billion    0.225%             2.25%
   5        $2 billion but less than $3 billion      0.200%             2.00%
   6        $3 billion and over                      0.175%             1.75%


For the fiscal year ended March 31, 2004, each Portfolio paid the advisory fees (as a percentage of average daily net assets) stated below.

                          Net Assets on
Portfolio                 March 31, 2004        Advisory Fee
-----------------------------------------------------------------
California                      $                    %
Florida                         $                    %
Massachusetts                   $                    %
New Jersey                      $                    %
New York                        $                    %
Ohio                            $                    %
Pennsylvania                    $                    %


William H. Ahern is the portfolio manager of the New Jersey Portfolio and Ohio Portfolio (since October 1994), the Massachusetts Portfolio (since May 1997), and the New York Portfolio (since November 1997). Cynthia J. Clemson is the portfolio manager of the Florida Portfolio (since November 1998), the California Portfolio (since May 1997) and the Pennsylvania Portfolio (since January 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years, and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

   . how long you expect to own your shares;
   . how much you intend to invest;
   . the sales charge and total operating  expenses  associated with owning each class; and
   . whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 2.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $100,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.15% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within four years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over four years, as described in the CDSC schedule in "Contingent

     Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.90% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares will automatically convert to Class A shares after the longer of four years or the time when the CDSC applicable to the Class B shares expires. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 0.90% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge           Sales Charge           Dealer Commission
                                           as Percentage of     as Percentage of Net      as a Percentage of
Amount of Purchase                          Offering Price        Amount Invested           Offering Price
---------------------------------------------------------------------------------------------------------------
Less than $100,000                               2.25%                 2.30%                     2.00%
$100,000 but less than $250,000                  1.75%                 1.78%                     1.50%
$250,000 but less than $500,000                  1.50%                 1.52%                     1.25%
$500,000 but less than $1,000,000                1.00%                 1.01%                     1.00%
$1,000,000 or more                               0.00*                 0.00*                     1.00%

*No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter will pay an up front commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase        CDSC
-------------------------------------------------
First                                    3.0%
Second                                   2.5%
Third                                    2.0%
Fourth                                   1.0%
Fifth or following                        0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

Class B Conversion Feature. After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

Reducing Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $100,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Purchasing Class A Shares at Net Asset Value. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B shares of the New Jersey and Ohio Funds and Class B and Class C shares of the other Funds have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 3.0% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.85% of sales commission and 0.15% of service fees (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/ or account services equal to 0.15% of average daily net assets annually. Although there is no present intention to do so, the Funds could pay service fees of up to 0.25% annually upon Trustee approval. After the sale of shares, the principal underwriter typically receives the service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

The  distribution  fees  paid by  Class B and  Class C  shares  are  subject  to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000  by calling the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.


Information from the Fund. From time to time, you may be mailed the following:

  . Annual and Semiannual Reports, containing performance information and financial statements.
  . Periodic account statements, showing recent activity and total share balance.
  .  Form 1099 and tax information needed to prepare your income tax returns.
  .  Proxy materials, in the event a shareholder vote is required.
  .  Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

California. Under California law, dividends paid by the California Fund and designated by it as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California state personal income taxes and provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the state of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax.

Florida. The Florida Statutes provide that shares of a Florida fund owned by a Florida resident will be exempt from the Florida intangible personal property tax as long as at least ninety percent (90%) of the net asset value of the portfolio is invested in assets that are exempt from the Florida intangible personal property tax. The Florida Portfolio will normally invest in tax-exempt obligations of Florida, the United States, the U.S. Territories or political subdivisions of the United States or Florida so Florida Fund shares should, under normal circumstances, be exempt from the Florida intangibles tax.

Massachusetts. Based on a letter ruling from the Department of Revenue of The Commonwealth of Massachusetts received by the Massachusetts Portfolio, the Massachusetts Fund's interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), Possessions obligations (the Governments of Puerto Rico, Guam, or the United States Virgin Islands) or United States obligations can be excluded from Massachusetts gross income for Massachusetts personal income tax purposes. Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's federal gross income, including distributions of net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

Distributions  from the  Massachusetts  Fund and the value of the  shares of the
Massachusetts   Fund  may  be  subject  to  the  Massachusetts   excise  tax  on
corporations.

New Jersey. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund" under the provisions of the New Jersey Gross Income Tax Act (N.J.S.A. Sections 54A: 5-1 et seq.), as amended and any regulations promulgated thereunder. The Fund has obtained an opinion of special tax counsel to the New Jersey Fund that, provided the New Jersey Fund limits its investments to those described in this prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

New York. In the opinion of special tax counsel to the New York Fund, under New York law, dividends paid by the New York Fund are exempt from the New York State and New York City personal income tax applicable to individuals who reside in New York State and/or City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

Ohio. In the opinion of special tax counsel to the Ohio Fund, under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.

Pennsylvania. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions made by the Pennsylvania Fund, provided such distributions are derived from interest on Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Fund reports to its investors the percentage of Exempt Obligations held by the Pennsylvania Portfolio for the year. The Pennsylvania Fund will report such percentage to its investors.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by ____________________, independent accountants. The report of ____________________ and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


[TABLES TO BE PROVIDED]

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Funds' SEC File No. is 811-4443.                                     LTDP8/1


603-8/04                                         (C) 2004 Eaton Vance Management

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION

                                             August 1, 2004




             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                     Page                                   Page

Strategies and Risks                   2    Purchasing and Redeeming Shares  19
Investment Restrictions                8    Sales Charges                    21
Management and Organization            9    Performance                      23
Investment Advisory Administrative          Taxes                            24
  Services                            16    Portfolio Securities
Other Service Providers               18      Transactions                   26
Calculation of Net Asset Value        19    Financial Statements             29

            Appendix A: Class A Fees, Performance and Ownership   30
            Appendix B: Class B Fees, Performance and Ownership   34
            Appendix C: Class C Fees, Performance and Ownerhsip   38
            Appendix D: State Specific Information                41
            Appendix E: Ratings                                   64


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated August 1, 2004, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.









(C) 2004 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. For purposes of the policy of investing at least 80% of net assets in municipal obligations, "net assets" will include any borrowings made for investment purposes.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Portfolio. Each Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.

State-Specific Concentration. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix D. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Portfolio may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix D.

Sector Concentration. Each Portfolio may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states. These payments are not generally fixed but rather are tied to the volume of the company's U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state.

Duration. In pursuing its investment objective each Portfolio seeks to maintain a dollar weighted average portfolio duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser's opinion, is a more accurate measure of a municipal obligation's sensitivity to changes in interest rates. In computing the duration of its portfolio, a Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Portfolio may retain the bond if interest rates decline.

Liquidity and Protective Put Options. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

Variable Rate Obligations. Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Inverse Floaters. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Under certain circumstances, a Portfolio may enter into a so-called shortfall and forebearance agreement with the sponsor of an inverse floater held by the Portfolio. Such agreements commit a Portfolio to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, a Portfolio would not be required to make such a reimbursement. If a Portfolio chooses not to enter into such an agreement, the inverse floater will be terminated and the Portfolio may incur a loss. Although entering into such an agreement exposes a Portfolio to the risk that it may have to make a reimbursement of the type described above, the Portfolio can receive higher interest payments than it would under a typical inverse floater and would be able to defer recognizing a loss on the inverse floater covered by the shortfall and forebearance agreement.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Each Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. No Portfolio will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of a Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Securities Lending. Each Portfolio may lend up to 30% of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses.

Each Portfolio will engage in futures and related options transactions for either hedging or non-hedging purposes. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes. Each Fund and Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Temporary Investments. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

 (1) Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;
 (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
 (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
 (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);
 (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
 (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund or Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund or a Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JAMES B. HAWKES        Vice President  Vice President      Chairman, President and Chief        196              Director of EVC
11/9/41                and Trustee     and Trustee of      Executive Officer of BMR,
                                       the Trust since     Eaton Vance, EVC and EV;
                                       1985; of each       Director of EV; Vice President
                                       Portfolio since     and Director of EVD. Trustee
                                       1992                and/or officer of 196
                                                           registered investment
                                                           companies in the Eaton Vance
                                                           Fund Complex. Mr. Hawkes is an
                                                           interested person because of
                                                           his positions with BMR, Eaton
                                                           Vance, EVC and EV, which are
                                                           affiliates of the Trust and
                                                           Portfolios.

Noninterested Trustees
SAMUEL L. HAYES, III    Trustee        Trustee of the      Jacob H. Schiff Professor of         196              Director of Tiffany
2/23/35                                Trust since         Investment Banking Emeritus,                          & Co. (specialty
                                       1986; of each       Harvard University Graduate                           retailer) and
                                       Portfolio since     School of Business Administration.                    Telect, Inc.
                                       1992                                                                      (telecommunication
                                                                                                                 services company)

WILLIAM H. PARK         Trustee        Since 2003          President and Chief Executive        193              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2002).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN      Trustee        Since 2003          Professor of Law, Georgetown         193              None
7/10/40                                                    University Law Center (since
                                                           1999). Tax Partner, Covington
                                                           & Burling, Washington, DC
                                                           (1991-2000).

NORTON H. REAMER        Trustee        Trustee of the      President, Chief Executive           196              None
9/21/35                                Trust since         Officer and a Director of
                                       1985; of each       Asset Management Finance
                                       Portfolio since     Corp. (a specialty finance
                                       1992                company serving the investment
                                                           management industry) (since
                                                           October 2003). President,
                                                           Unicorn Corporation (an
                                                           investment and financial
                                                           advisory services company)
                                                           (since September 2000).
                                                           Formerly, Chairman, Hellman,
                                                           Jordan Management Co., Inc.
                                                           (an investment management
                                                           company) (2000-2003).
                                                           Formerly, Advisory Director
                                                           of Berkshire Capital Corporation
                                                           (investment banking firm) (2002-
                                                           2003). Formerly, Chairman of the
                                                           Board, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) and Chairman,
                                                           President and Director, UAM Funds
                                                           (mutual funds) (1980-2000).

LYNN A. STOUT           Trustee        Since 1998          Professor of Law, University of      196              None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001). Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth            Trust/Portfolio            Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS J. FETTER        President                   President of the Trust      Vice President of Eaton Vance and BMR.  Officer of
8/20/43                                             since 1990; of each         127 registered investment companies managed by Eaton
                                                    Portfolio since 1992        Vance or BMR.

WILLIAM H. AHERN, JR.   Vice President of           Vice President of           Vice President of Eaton Vance and BMR.  Officer of
7/28/59                 Massachusetts,              New Jersey and Ohio         36 registered investment companies managed by Eaton
                        New Jersey, New York,       Portfolios since 1995;      Vance or BMR.
                        and Ohio Portfolios         of Massachusetts and
                                                    New York Portfolios
                                                    since 1997

CYNTHIA J. CLEMSON      Vice President of           Vice President of           Vice President of Eaton Vance and BMR.  Officer of
3/2/63                  California, Florida         California Portfolio        20 registered investment companies managed by Eaton
                        and Pennsylvania            since 1997; of Florida      Vance or BMR.
                        Portfolios                  Portfolio since 1998; of
                                                    Pennsylvania Portfolio
                                                    since 2000

                                       10

ROBERT B. MACINTOSH     Vice President              Vice President of the       Vice President of Eaton Vance and BMR.  Officer of
1/22/57                                             Trust since 1993; of each   127 registered investment companies managed by Eaton
                                                    Portfolio since 1992        Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust      Since 1988                  Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 117 registered investment companies managed by
                                                                                Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of each           Since 2002*                 Vice President of Eaton Vance and BMR.  Officer of
12/27/51                Portfolio                                               58 registered investment companies managed by Eaton
                                                                                Vance or BMR.

ALAN R. DYNNER          Secretary                   Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 196
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

*Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The Board of Trustees of the Trust and the Portfolios have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended March 31, 2004, the Governance Committee (and its predecessor Committee) convened eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing each Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of each Fund and Portfolio's financial statements and independent audit thereof;
(ii) approving the selection, evaluation and, when appropriate, replacement of each Fund and Portfolio's independent auditors; and (iii) evaluating the qualification, independence, and performance of each Fund and Portfolio's independent auditors. During the fiscal year ended March 31, 2004, the Audit Committee convened four times.

Messrs. Hayes (Chair), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Funds and Portfolios's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the

Audit Committee or the Governance Committee of the Funds and Portfolios. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee having the following duties and powers:

  .  To  request  and  evaluate,   not  less  frequently  than  annually,   such
     information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.
  . To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.
  . To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.
  . To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Funds and Portfolios, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.
  . To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Funds and Portfolios, on the other hand.
  . To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust and the Portfolios or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust and the Portfolios.
  . To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended March 31, 2004, the Special Committee convened two times.

In considering the renewal of the investment advisory  agreement(s)  between the
Portfolios  and  the  investment  adviser,   the  Contract  Review  Subcommittee
considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);
  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
  . Sales and redemption data in respect of the Fund (in the case of a renewal);
  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;
  .  The procedures used to determine the fair value of each Fund's assets;

  . Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  . The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates; and

  . Operating expenses (including transfer agency expenses) paid to third parties.

The Contract Review Subcommittee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement(s). Specifically, the Contract Review Subcommittee considered the investment adviser's 25-person municipal bond team, which includes five portfolio managers and nine credit specialists who provide services to each Portfolio. The Contract Review Subcommittee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Contract Review Subcommittee also took into account the time and attention to be devoted by senior management to each Portfolio and the other funds in the complex. The Contract Review Subcommittee evaluated the level of skill required to manage each Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Portfolio.

In addition to the factors mentioned above, the Contract Review Subcommittee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Contract Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Contract Review Subcommittee also considered profit margins of Eaton Vance in comparison with available industry data.

The Contract Review Subcommittee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                  Dollar Range of Equity Securities Owned by
                                                  ------------------------------------------
                          Jessica M.      James B.     Samuel L.    William H.      Ronald A.     Norton H.    Lynn A.
   Fund Name             Bibliowicz(1)    Hawkes(1)    Hayes(2)      Park(2)       Pearlman(2)    Reamer(2)    Stout(2)
   ---------             -------------    ---------    --------     ----------     -----------    ---------    --------
 California Fund              None           None        None          None            None          None        None
   Florida Fund               None           None        None          None            None          None        None
Massachusetts Fund            None           None        None          None            None          None        None
 New Jersey Fund              None           None        None          None            None          None        None
  New York Fund               None           None        None          None            None          None        None
    Ohio Fund                 None           None        None          None            None          None        None
Pennsylvania Fund             None           None        None          None            None          None        None

Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by Trustee
in the Eaton Vance Family   $10,001 -        over        over          over            over          over       $50,001 -
of Funds                    $50,000        $100,000    $100,000      $100,000        $100,000      $100,000     $100,000

(1) Interested Trustees. Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.
(2)  Noninterested Trustees.

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

  1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

  2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

  3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended March 31, 2004, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

     Source of           Jessica M.      Samuel L.    William H.    Ronald A.    Norton H.    Lynn A.
    Compensation        Bibliowicz(8)      Hayes        Park(3)     Pearlman      Reamer      Stout(4)
    ------------        -------------      -----        -------     --------      ------      --------
      Trust(2)             $              $             $           $             $           $
 California Portfolio
   Florida Portfolio
Massachusetts Portfolio
 New Jersey Portfolio
  New York Portfolio
    Ohio Portfolio
Pennsylvania Portfolio
Trust and Fund Complex                                      (5)(6)       (5)                       (7)

(1) As of August 1, 2004, the Eaton Vance fund complex consists of 197 registered investment companies or series thereof.
(2)  The Trust consisted of 8 Funds as of March 31, 2004.
(3) Includes deferred compensation as follows: California - $_____ ; Florida - $_____ ; Massachusetts - $_____ ; New Jersey - $_____ ; New York - $_____ ;
     Ohio - $_____ ; and Pennsylvania - $_____.
(4) Includes deferred compensation as follows: California - $_____ ; Florida - $_____ ; Massachusetts - $_____ ; New Jersey - $_____ ; New York - $_____ ;
     Ohio - $_____ ; and Pennsylvania - $_____.
(5)  Messrs. Park and Pearlman became Trustees in June of 2003.
(6)  Includes $_____ of deferred compensation.
(7)  Includes $_____ of deferred compensation.
(8)  Ms. Bibliowicz resigned as a Trustee effective April 15, 2004.

Organization

Each Fund is a series of the Trust, which was established under Massachusetts law on October 23, 1985 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee or a sub-committee thereof except as contemplated under the Fund Policy. The Boards' Special Committee or a sub-committee thereof will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of each Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how each Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the

Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended March 31, 2004.

                                       Advisory Fee Paid for Fiscal Years Ended
                                       -----------------------------------------
  Portfolio    Net Assets at 3/31/04     3/31/04        3/31/03         3/31/02
  ---------    ---------------------     -------        -------         -------
 California    $                      $                $113,500        $ 99,084
   Florida                                              239,550         178,249
Massachusetts                                           251,173         182,856
 New Jersey                                             190,709         165,087
  New York                                              346,953         245,333
    Ohio                                                 87,291          78,577
Pennsylvania                                            212,121         171,095

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended March 31, 2003, Eaton Vance was paid or accrued as follows by the transfer agent for sub-transfer agency services performed on behalf of each Fund:

California  Florida  Massachusetts  New Jersey  New York  Ohio  Pennsylvania
    $          $          $              $          $       $        $

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O'Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W.

Weilheimer,  and Wharton P.  Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. ______________________,  ________________, are the Fund
and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, Rhode Island 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Fund or Portfolio is computed by IBT (as agent and custodian for each Fund or Portfolio) by subtracting the liabilities of the either Fund or Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Information Regarding Market Timing and Excessive Trading. The Fund are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have provided guidance concerning the Funds' market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Conversion Feature. Class B shares held for the longer of (i) four years or (ii) the time at which the CDSC applicable to such shares expires (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 3% in the case of California, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds and 3.5% in the case of the Ohio Fund of Class B sales and 6.25% of Class C sales of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 3.0% of the purchase price of Class B and 0.85% of the purchase price of Class C shares, and an up-front service fee of 0.15% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.15% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.15% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state and local (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. A Fund's performance may differ from that of other invests in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund is qualified as a RIC for its firscal year ended March 31, 2004.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income for federal income tax purposes under
Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, a Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Portfolio and allocated to the Fund.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix D for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by each Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Portfolio and the investment adviser's other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer ("Third Party Research Services"). In a typical Third Party Research Services agreement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to as "research credits" and are primarily generated as the result of acquisitions of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a percentage of the offering price of the municipal obligations. Because the offering price of the obligations acquired by the adviser's client is fixed, there is no additional cost to the client if the adviser receives research credits as a result of the transaction. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The advisory fee paid by a client (including a Fund) is not reduced because the investment adviser receives research credits or Research Services, including Third Party Research Services. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended March 31, 2004, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                        Amount of Transactions   Commissions Paid on Transactions
                                                                          Directed to Firms             Directed to Firms
                Brokerage Commissions Paid for the Fiscal Year Ended      Providing Research            Providing Research
                ----------------------------------------------------    ----------------------   --------------------------------
  Portfolio         3/31/04        3/31/03        3/31/02                     3/31/04                       3/31/04
  ---------         -------        -------        -------                     -------                       -------
 California         $              $  715         $  933                      $                             $
   Florida                          1,486          1,178
Massachusetts                       3,240          3,612
 New Jersey                         2,994          3,355
  New York                          3,620          3,363
    Ohio                            1,515          1,828
Pennsylvania                        1,343          1,165

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended March 31, 2004, as previously filed electronically with the SEC:

Eaton Vance California Limited Maturity Municipals Fund         California Limited Maturity Municipals Portfolio
Eaton Vance Florida Limited Maturity Municipals Fund            Florida Limited Maturity Municipals Portfolio
Eaton Vance Massachusetts Limited Maturity Municipals Fund      Massachusetts Limited Maturity Municipals Portfolio
Eaton Vance New Jersey Limited Maturity Municipals Fund         New Jersey Limited Maturity Municipals Portfolio
Eaton Vance New York Limited Maturity Municipals Fund           New York Limited Maturity Municipals Portfolio
Eaton Vance Ohio Limited Maturity Municipals Fund               Ohio Limited Maturity Municipals Portfolio
Eaton Vance Pennsylvania Limited Maturity Municipals Fund       Pennsylvania Limited Maturity Municipals Portfolio
                                       (Accession No. 0001047469-04-_____)

                                                                      APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended March 31, 2004, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter,
(5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                            Service Fees
               Total Sales    Sales Charges    Sales Charges     CDSC to        Total         Paid to       Repurchase Transaction
                 Charges      to Investment    to Principal     Principal      Service      Investment          Fees Paid to
   Fund           Paid            Dealers       Underwriter    Underwriter    Fees Paid       Dealers        Principal Underwriter
   ----        -----------    --------------   --------------  -----------    ---------     ------------    ----------------------
California         $                $                $              $            $              $                  $
Florida
Massachusetts
New Jersey
New York
Ohio
Pennsylvania

For the fiscal years ended March 31, 2003 and March 31, 2002, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

                  March 31, 2003     March 31, 2003      March 31, 2002      March 31, 2002
                   Total Sales      Sales Charges to      Total Sales       Sales Charges to
Fund               Charges Paid   Principal Underwriter   Charges Paid   Principal Underwriter
----              --------------  ---------------------  --------------  ---------------------
California           $86,018             $3,352             $26,667             $1,903
Florida              125,311              5,425              23,174             1,563
Massachusetts        136,817              9,319              31,556             3,118
New Jersey            78,252              6,794              82,668             8,760
New York             196,687             15,483              30,667             3,967
Ohio                  28,694              3,329              23,299             1,809
Pennsylvania          68,062              6,178              25,654             3,269

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemptions for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

California Fund                                                                         Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on June 27, 1996.
  Class B commenced operations May 29, 1992.

Florida Fund                                                                            Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on June 27, 1996.
  Class B commenced operations May 29, 1992.

Massachusetts Fund                                                                      Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on June 27, 1996.
  Class B commenced operations June 1, 1992.

New Jersey Fund                                                                         Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on June 27, 1996.
  Class B commenced operations June 1, 1992.

New York Fund                                                                           Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on June 27, 1996.
  Class B commenced operations May 29, 1992.

Ohio Fund                                                                               Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Life of Fund
----------------------------                                                            ---------    -----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on October 22, 1996.
  Class B commenced operations April 16, 1993.

Pennsylvania Fund                                                                       Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class A began offering its shares on June 27, 1996.
  Class B commenced operations June 1, 1992.

Control Persons and Principal Holders of Securities. At May 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

California      Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        23.8%
                Citigroup Global Markets, Inc.                  New York, NY             8.0%
                Wells Fargo Investments LLC                     Minneapolis, MN          6.1%
Florida         Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        17.0%
                Citigroup Global Markets, Inc.                  New York, NY             9.2%
Massachusetts   Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        14.5%
                Citigroup Global Markets, Inc.                  New York, NY             8.3%
                U.S. Clearing Corp.                             New York, NY             7.0%
New Jersey      Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        12.4%
                Citigroup Global Markets, Inc.                  New York, NY            10.8%
                First Clearing, LLC - Harvey B. Fine            Short Hills, NJ          5.2%
New York        Citigroup Global Markets, Inc.                  New York, NY            13.8%
                Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        11.2%
                Morgan Stanley                                  Jersey City, NJ          7.9%
Ohio            Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        22.1%
                McDonald Investments Inc.                       Cleveland, OH           11.1%
                Citigroup Global Markets, Inc.                  New York, NY             7.8%
Pennsylvania    Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        17.3%
                Citigroup Global Markets, Inc.                  New York, NY            11.7%
                Pershing LLC                                    Jersey City, NJ          6.4%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended March 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                 Repurchase
               Commission Paid by  Distribution                      Uncovered                  Service Fees    Transaction
                   Principal       Fee Paid to    CDSC Paid to      Distribution                  Paid to       Fees Paid to
                 Underwriter to     Principal      Principal    Charges (as a % of   Service    Investment       Principal
    Fund       Investment Dealers  Underwriter    Underwriter   Class Net  Assets     Fees        Dealers       Underwriter
    ----       ------------------  ------------   -----------   ------------------   -------    ------------    ------------
 California        $                  $              $               $ (   %)        $             %               $
   Florida                                                             (   %)
Massachusetts                                                          (   %)
 New Jersey                                                            (   %)
  New York                                                             (   %)
    Ohio                                                               (   %)
Pennsylvania                                                           (   %)

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemptions for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

California Fund                                                                         Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations May 29, 1992.

Florida Fund                                                                            Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations May 29, 1992.

Massachusetts Fund                                                                      Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations June 1, 1992.

New Jersey Fund                                                                         Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations June 1, 1992.

New York Fund                                                                           Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations May 29, 1992.

Ohio Fund                                                                               Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Life of Fund
----------------------------                                                            ---------    -----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations April 16, 1993.

Pennsylvania Fund                                                                       Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Class B commenced operations June 1, 1992.

Control Persons and Principal Holders of Securities. At May 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

California      Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        45.7%
                Morgan Stanley                                  Jersey City, NJ          8.6%
Florida         Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        33.7%
                Citigroup Global Markets, Inc.                  New York, NY             8.0%
                Morgan Stanley                                  Jersey City, NJ          5.1%
Massachusetts   Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        14.7%
                Morgan Stanley                                  Jersey City, NJ          9.7%
New Jersey      Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        29.1%
New York        Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        27.1%
                Citigroup Global Markets, Inc.                  New York, NY             9.2%
                Morgan Stanley                                  Jersey City, NJ          8.1%
Ohio            Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        24.5%
                Pershing LLC                                    Jersey City, NJ         19.8%
                UBS Financial Services Inc. FBO James D.
                Krammes and Ellen L. Krammes TTees              North Canton, OH        12.0%
                McDonald Investments Inc.                       Cleveland, OH           10.0%
Pennsylvania    Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        20.2%
                Morgan Stanley                                  Jersey City, NJ          6.5%
                Citigroup Global Markets, Inc.                  New York, NY             6.3%


Beneficial  owners of 25% or more of the Class are  presumed to be in control of
the  the  Class  for  purposes  of  voting  on  certain  matters   submitted  to
shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX C

                      CLASS C FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended March 31, 2004, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                 Repurchase
               Commission Paid by  Distribution                      Uncovered                  Service Fees    Transaction
                   Principal       Fee Paid to    CDSC Paid to      Distribution                  Paid to       Fees Paid to
                 Underwriter to     Principal      Principal    Charges (as a % of   Service    Investment       Principal
    Fund       Investment Dealers  Underwriter    Underwriter   Class Net  Assets     Fees        Dealers       Underwriter
    ----       ------------------  ------------   -----------   ------------------   -------    ------------    ------------
 California        $                  $              $               $ (   %)        $             %               $
   Florida                                                             (   %)
Massachusetts                                                          (   %)
 New Jersey                                                            (   %)
  New York                                                             (   %)
    Ohio                                                               (   %)
Pennsylvania                                                           (   %)

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to April 1, 1998 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemptions for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Florida Fund                                                                            Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Predecessor Fund commenced operations December 8, 1993.

Massachusetts Fund                                                                      Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Predecessor Fund commenced operations December 8, 1993.

New York Fund                                                                           Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Predecessor Fund commenced operations December 8, 1993.

Pennsylvania Fund                                                                       Length of Period Ended March 31, 2004
Average Annual Total Return:                                                            One  Year    Five  Years    Ten Years
----------------------------                                                            ---------    -----------    ---------
Before Taxes and Excluding Maximum Sales Charge                                             %              %            %
Before Taxes and Including Maximum Sales Charge                                             %              %            %
After Taxes on Distributions and Excluding Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Including Maximum Sales Charge                             %              %            %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge              %              %            %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge              %              %            %
  Predecessor Fund commenced operations December 8, 1993.

Control Persons and Principal Holders of Securities. At May 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Florida         Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        53.0%
Massachusetts   Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL         7.2%
                Morgan Stanley                                  Chelsea, MA              5.7%
                USClearing Corp.                                New York, NY             6.2%
New York        Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        30.0%
                Citigroup Global Markets, Inc.                  New York, NY             6.0%
Pennsylvania    Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        42.5%


Beneficial  owners of 25% or more of the Class are  presumed to be in control of
the  the  Class  for  purposes  of  voting  on  certain  matters   submitted  to
shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX D

                           STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.


The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                   CALIFORNIA

General Economic Conditions. The economy of the state of California (referred to herein as the "sstate" or "California") is the largest among the 50 states and is one of the largest in the world, having major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's economy slipped into a moderate recession in early 2001, losing approximately 250,000 jobs in calendar year 2001. The recession is concentrated in the state's high-tech sector and tourism industry. Unemployment in the state has risen from 4.7% in February 2001 to 6.6% in April 2003. (See "Current State Budget" below.) Current unemployment figures for the state are available at the website of the Department of Finance, www.dof.ca.gov, under the heading "Monthly Finance Bulletins."

The state projects growth in nonfarm employment in calendar year 2003 to be an average of 0.6% and increase to 2.1% in 2004. The state forecasted that the unemployment rate -- a lagging indicator -- would edge up to a 6.6% average in 2003 from a 6.7% average in 2002, and further decline in 2004.

California's July 1, 2001 population of nearly 35 million represented over 12% of the total United states population. California's population is concentrated in metropolitan areas. As of the April 1, 2000 census 97% of the state's population resided in the 25 Metropolitan Statistical Areas in the state. As of July 1, 2000, the five-county Los Angeles area accounted for 48% of the state's population with over 16.0 million residents and the 10-county San Francisco Bay Area represented 21% of the state's population with a population of over 7.0 million.

Construction trends are expected by the state to be mixed. Low interest rates and a large backlog of unmet demand continued to encourage further gains in new residential construction in 2002. The state forecasted 166,000 new units to be authorized by building permits in 2002, up from 149,000 in 2001. In 2003, the state expects homebuilding to continue to increase to 179,000 units.

The state expected that slower job growth, coupled with new supply already under construction, would result in rising commercial and retail vacancy rates, which in turn would discourage new construction starts. After several years of strong double-digit growth, nonresidential permit values (not adjusted for inflation) declined in 2001 and 2002.

The state attributes the weakness in personal income growth in 2002 to a drop in capital gains as well as due to lower reduced stock option income. Capital gains for the 2001 tax year are estimated to have decreased by 60% to $47 billion, and the state projects further decreases in fiscal year 2002-2003. Stock options are estimated to have dropped by almost 30%, to $35 billion in 2002 and are forecast by the state to recover with a 10% increase in 2003.

Prior fiscal years' Financial Results. Since early 2001 the state has faced severe financial challenges, which may continue for several years.

2001-2002 Fiscal Year Budget. The Fiscal Year 2001-2002 Budget Act (the "2001 Budget Act") was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The spending plan for 2001-2002 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The state could accomplish such spending reductions without serious program cuts because such a large part of the 2000 Budget Act was comprised of one-time expenditures. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for economic uncertainties at June 30, 2002 of $2.6 billion, the largest appropriated reserve in state history. The 2001 Budget Act also included special fund expenditures of $21.3 billion and bond fund expenditures of $3.2 billion. The state issued $5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program.

Current State Budget. Fiscal Year 2002-2003 Budget Act. The Fiscal Year 2002-2003 Budget Act (the "2002 Budget Act") was signed by the Governor on September 5, 2002, almost nine weeks after the start of the fiscal year - the latest budget signing in the state's recorded history. The 2002 Budget Act closed the $23.6 billion budget gap between expenditures and revenues resulting from the slowdown in economic growth in the state and the steep drop in stock market levels (the "2002 Budget Gap") through a combination of program reductions, loans, fund shifts, accelerations and transfers and modest tax changes. Program reductions and the receipt of funds from the tobacco securitization settlement account for approximately 50% of the approach to close the 2002 Budget Gap. The Governor vetoed almost $235 million in General Fund expenditures in addition to the $9 billion in program reductions contained in the budget passed by the Legislature. The 2002 Budget Act projects General Fund revenues in fiscal year 2002-2003 will be about $79.1 billion. The 2002 Budget Act contains a reserve of $1.035 billion.

The $98.9 billion spending plan for fiscal year 2002-2003 includes General Fund expenditures of $76.7 billion, a reduction from fiscal year 2001-2002. The 2002 Budget Act also includes special fund expenditures of $19.4 billion and bond fund expenditures of $2.8 billion. The state issued $12.5 billion of revenue anticipation notes as part of its cash management plan.

The State Legislative Analyst (the "Legislative Analyst"), fiscal experts and political leaders in the state acknowledged that the 2002 Budget Act left a large gap between the expected level of tax and other continuing revenues and projected expenditures under current programs for future years, referred to as a "structural deficit." The Legislative Analyst estimated the structural deficit for the 2002-2003 fiscal year to be in the range of at least $10 billion, with similar deficits for several further years, absent corrective action. (See "Proposed 2003-2004 Governor's Budget" below for estimates of the 2003-2004 structural deficit). Actions to resolve the structural deficit in the future will be much more challenging because many one-time techniques used in the 2002 Budget Act cannot be replicated.

Some of the important features of the 2002 Budget Act are the following:

 7. Total Proposition 98 spending, which guarantees K-12 schools a minimum share of General Fund revenues, increased by 8.6% to $41.6 billion. Total K-12 spending per pupil increased by 6.9% to $7,067. Total General Fund spending for K-12 education is $30.8 billion, which funds enrollment and cost of living increases and also provides additional funding for a number of programs, such as teacher and principal training programs, instructional and student achievement improvement programs. In addition, a total of $143.3 million in Proposition 98 appropriations were vetoed and set aside to be appropriated later in fiscal year 2002-2003 for any increased costs in existing programs such as enrollment or other necessary funding adjustments. The 2002 Budget Act reflects a total increase in federal funding of $738 million under the recently enacted No Child Left Behind Act, which helps support existing education programs and augments funding in selected areas.

 8. Higher education funding decreased slightly by 0.2%, compared to revised 2001-2002 estimates, but allows for enrollment increases at the University of California, the California State University and California Community College systems with no fee increases.

 9. Health, welfare and social services funding decreased by 2% from fiscal year 2001-2002 to $21.6 billion.

 10. The 2002 Budget Act contains $4.4 billion of continuing tax relief.

 11. The 2002 Budget Act provides criminal justice assistance to local governments including $232.6 million for support of local front-line law enforcement and county juvenile justice crime prevention programs, $50.8 million in federal grant funding to support anti-bioterrorism activities by the state and its 58 counties and $38.2 million to cities and special districts for reimbursement of jail booking fees paid to counties and other cities in 1997-1998.

 12. The 2002 Budget Act includes an additional appropriation of $89.6 million for the California Highway Patrol for security purposes. These costs are expected to be reimbursed by the federal government.

Complete text of the 2002 Budget Act may be found at the website of the Department of Finance, www.dof.ca.gov, under the heading "California Budget."

Proposed 2003-2004 Governor's Budget. The Proposed 2003-2004 Governor's Budget (the "Proposed 2003-2004 Governor's Budget"), released on January 10, 2003, presented the Governor's plan to address the estimated $34.8 billion budget gap projected by the state for fiscal year 2003-2004 (the "2003 Budget Gap"). The Governor proposed raising the income tax for those in the highest bracket and increasing the state sales and cigarette taxes. The revenues from such increases would be directed to local governments in order to assist in the funding of several programs, the responsibility for which would be shifted from the state to local governments. The Governor also proposed retention by the state of the vehicle license fees which are usually sent to local governments. Billions of dollars in program cuts and loan and fund shifts were also proposed to balance the budget. Complete text of the Proposed 2003-2004 Governor's Budget may generally be obtained upon request to the State Department of Finance or at the website of the State Department of Finance, WWW.DOF.CA.GOV, under the heading "California Budget."

May Revision to the Proposed 2003-2004 Governor's Budget. The May revision (the "May Revision") to the Proposed 2003-2004 Governor's Budget was presented on May 14, 2003 and responds to an increase in the state's projected budget shortfall from approximately $34.6 billion to $38.2 billion. The May Revision sets forth State General Fund revenue expectations of $70.7 billion, approximately $2.4 billion below the projections set forth in the Proposed 2003-2004 Governor's Budget for the 2002-03 fiscal year. The May Revision forecasts $70.9 billion in revenues to the State General Fund for fiscal year 2003-2004, approximately $1.8 billion above the projections set forth in the Proposed 2003-2004 Governor's Budget for the 2003-04 fiscal year, resulting in an overall reduction over the two fiscal years of approximately $0.6 billion.

The May Revision also sets forth a plan to spread the current year deficit over the next five years to be funded partially from a half-cent increase in the state sales tax, while reducing certain of the tax increases set forth in the Proposed 2003-2004 Governor's Budget, including reductions in the proposed increases in cigarette taxes, state income taxes and the originally proposed sales tax increase.

The May Revision proposes a $7.6 billion reduction in General Fund spending, a decrease from $78 billion in 2002-2003 to $70.4 billion in 2003-2004. The decrease is related primarily to a proposed program realignment from the state to local governments, the elimination of the vehicle license fee backfill, a Medi-Cal accounting shift and the use of pension obligation bond proceeds to replace General Fund payments to employee pension funds. The May Revision proposes to reduce the budget primarily through $18.7 billion in reductions to state programs, $7.1 billion in savings from fund shifts, transfers and loans, $1.7 billion in program realignments to local governments and $10.7 billion in debt financing. In addition, the May Revision restores approximately $2 billion in spending to the areas of education, health and public safety from the reductions stated in the Proposed 2003-2004 Governor's Budget. Complete text of the May Revision may generally be obtained upon request to the State Department of Finance or at the website of the State Department of Finance, WWW.DOF.CA.GOV, under the heading "California Budget."

On May 19, 2003 the Legislative Analyst released an analysis of the may Revision (the "May LAO Report"). According to the May LAO Report, adoption of the May Revision would result in a positive reserve in the General Fund of $509 million in 2003-2004 but would result in a General Fund operating deficit in 2004-2005 of $7.9 billion. The May LAO Report concludes that the adoption of the May Revision would likely result in a balanced 2003-2004 budget, but that the Legislature should adopt additional ongoing solutions. Complete text of the May LAO Report may generally be obtained upon request to the Legislative Analyst's Office or at the website of the Legislative Analyst, WWW.LAO.CA.GOV, under the heading "Overview of the 2003-04 May Revision."

Fiscal year 2003-2004 Budget Act. As of the date hereof, the fiscal year 2003-2004 Budget Act (the "2003 Budget Act") has not been adopted by the state Legislature. Upon enactment of the 2003 Budget Act, the complete text of the 2003 Budget Act may generally be obtained upon request to the State Department of Finance or at the website of the State Department of Finance, WWW.DOF.CA.GOV, under the heading "California Budget."

Future Budgets. It cannot be predicted what actions will be taken in the future by the state Legislature and the Governor to deal with changing state revenues and expenditures. The state budget will be affected by national and state economic conditions and other factors.

Ratings. Currently, the following ratings for the state of California general obligation bonds have been received from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and Fitch, Inc. ("Fitch"):

                  Fitch         Moody's         S&P
                    A             A2             A

Currently, the state's rating outlook with Fitch remains on rating watch - negative. Moody's has put the state on notice that is credit rating could be down graded within 90 days. S&P has put the state on "credit watch with negative implications."

These ratings apply to the state only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant. The most recent rating information may be obtained from the rating agency furnishing such ratings or at the website of the Treasurer of the state, www.treasurer.ca.gov, under the heading "Credit Ratings."

Recent Developments Regarding Natural Gas and Electricity. Shortages of electricity available within the service areas of California's three investor-owned utilities (the "Utilities") resulted in the need to implement rotating electricity blackouts in 2001. Following the first incidence of such blackouts in January 2001, the Governor proclaimed a state of emergency to exist in California under the California Emergency Services Act (the "Emergency Services Act") on the basis that the electricity available from California's Utilities was insufficient to prevent widespread and prolonged disruption of electric service in California. The Governor directed the State Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program").

DWR borrowed money from the General Fund of the state for DWR's Power Supply Program between January and June 2001. The amount due to the General Fund was $6.1 billion plus accrued interest of approximately $500 million. In October and November of 2002, DWR issued approximately $11.26 billion in revenue bonds in several series and used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and to repay the General Fund. The primary source of money to pay debt service on the DWR revenue bonds is revenue from customers of the IOUs resulting from charges set by the California Public Utilities Commission ("CPUC"). The DWR revenue bonds are not a debt or liability of the state nor do the DWR revenue bonds directly or indirectly or contingently obligate the state to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

The general purpose of the Power Supply Program has been to provide to customers of the three major investor-owned electric utilities in the state (the "IOUs") the portion of their power not provided by the IOUs. The Power Supply Program has become self-supporting and the state does not expect to make any additional loans from the General Fund will be made.

A number of lawsuits and administrative proceedings involving DWR have been commenced concerning various aspects of the energy situation. These include disputes over rates set by the CPUC, certain determinations by DWR pertaining to repayment of the DWR revenue bonds, and other matters. See also "Pending Litigation" for a discussion of energy-related litigation involving the state that may have a direct impact on the state's General Fund.

Tobacco Settlement. In late 1998, the state signed a settlement agreement with the four major cigarette manufacturers. The state agreed to drop its lawsuit and not to sue in the future for monetary damages. Under the settlement agreement, the tobacco manufacturers agreed to pay California governments a total of approximately $25 billion (subject to adjustments) over a period of 25 years. Beyond 2025, payments of approximately $900 million per year will continue in perpetuity. Under a separate Memorandum of Understanding, half of the moneys will be paid to the state and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The 2002 Budget Act forecasts payments to the state totaling $474 million in 2002-2003 which will be deposited in a special fund to pay certain healthcare costs and debt service payments for a Tobacco Settlement securitization.

The specific amount to be received by the state and local governments is subject to adjustment. Details in the settlement agreement allow reduction of the tobacco companies' payments because of certain types of federal legislation, or decreases in cigarette sales. Settlement payments can increase due to inflation or increases in cigarette sales. The "third annual" payment, received in April 2003, was 12% lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. Tobacco Settlement securitization bonds issued by the state in January 2003 were downgraded by two rating agencies in April 2003 as a result of the notification by Philip Morris, Inc. ("Philip Morris"), one of the major tobacco manufacturers that it may not be able to make a scheduled payment of $2.5 billion to the settling statues due to a trial court judgment rendered against Philip Morris in Illinois. Subsequently, the trial court in Illinois modified its ruling and Philip Morris made its scheduled payment of $2.5 billion on April 15, 2003.

In the event that any of the tobacco companies goes into bankruptcy, the state could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The state may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages. (See "Constitutional and Statutory Limitations; Future Initiatives; Pending Litigation" below.)

Local Governments. The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,800,000 (Los Angeles). Counties are responsible for providing many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also about 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and other constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.

State Funding. In the aftermath of Proposition 13, the state provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of the post-Proposition 13 aid to local government entities other than K-12 education districts, by requiring cities and counties to transfer some of their property tax revenues to school districts. The 2002 Budget Act expands such transfers to temporarily include community redevelopment agencies which were not included in the original transfers. These agencies will have to pay $75 million to school districts in 2002-03.

The state has also provided funding to counties and cities through various programs. The 2002 Budget Act and related legislation continue to provide assistance to local governments, including approximately $308 million for various local public safety programs, including the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement and county juvenile justice and crime prevention programs, approximately $134 million for deferred maintenance of local streets and roads, $39 million for property tax losses incurred by enrolling agricultural land in Williamson Act contracts, $38 million for environmental protection and hundreds of millions for health and human services. Nevertheless, the state's financial challenges may have an impact on whether these moneys are actually allocated to the local governments.

The state's financial challenges may also result in the realignment of various programs resulting in increased costs to local governments. See "Current State Budget - Proposed 2003-2004 Governor's Budget" and "Current State Budget - May Revision to the Proposed 2003-2004 Governor's Budget" above.

Constitutional and Statutory Limitations. On November 5, 1996 voters approved Proposition 218 called the "Right to Vote on Taxes Act" which incorporates Articles XIII C and XIII D into the California Constitution. Those provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. In addition, Article XIII C clarifies the right of local voters to reduce taxes, fees, assessments, or charges through local initiatives. Proposition 218 does not affect the state or its ability to levy or collect taxes.

The voters of California adopted a statutory initiative ("Proposition 62") at the November 4, 1986 election, which added Sections 53720 to 53730 to the Government Code of the state, and requires that all new local taxes be approved by the voters. Several courts have held that Proposition 62 does not apply to charter cities, but does apply to other local government entities such as non-charter cities, counties and school districts. However, Proposition 218, as a constitutional amendment, is applicable to charter cities and supersedes many of the provisions of Proposition 62.

On June 4, 2001, in Howard Jarvis Taxpayers Association v. City of La Habra, the California Supreme Court held that a local governmental entity's continued imposition and collection of a tax subject to the requirements of Proposition 62, without voter approval was a continuous violation of Proposition 62 and that the validity of a tax measure may be challenged within the statutory period after any collection of the tax, regardless of whether more than three years had passed since the tax measure was adopted. Thus, each time an unconstitutional tax is collected, the statute of limitations is triggered again. Various California local governments may be subject to challenge under the La Habra ruling. Should a challenge be successful, Proposition 62 provides that the portion of the one percent general ad valorem property tax levy allocated to that local government is reduced by $1 for every $1 in revenue attributable to the improperly imposed tax for each year that such tax is collected. The practical applicability of this provision has not been determined. Future litigation and legislation may resolve some or all of the issues raised by the City of La Habra decision.

Welfare. The entire statewide welfare system was changed in response to the change in federal welfare law in 1996. The federal block grant formula established in 1996 is operative through federal fiscal year 2002. Under the revised basic state welfare system, California Work Opportunity and Responsibility to Kids ("CalWORKs"), counties are given flexibility to develop their own plans, consistent with state law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-1997 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

Welfare caseloads have declined with the implementation of the CalWORKs program. The 2002-2003 CalWORKS caseload is projected by the state to be 522,000, up from 507,000 cases in 2001-2002. This represents a decline from the growth in welfare caseloads in the early 1990s, when caseload peaked at 921,000 cases in 1994-1995.

Courts. Historically, funding for the state's trial court system was divided between the state and the counties. In 1997, legislation consolidated the trial court funding at the state level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. Since then, the county general purpose contribution for court operations was reduced. In 2002-2003, state funding of the state's trial court system will remain unchanged and county funding will increase slightly by 1.0%, as compared to 2001-2002 estimates.

Tobacco Settlement. Local governments will receive approximately half of the settlement payments to be made by the four major cigarette manufacturers under the 1998 Master Settlement Agreement between the state and the four major cigarette manufacturers, in which the tobacco companies agreed to make certain payments to California governments in exchange for the state agreeing to drop its lawsuit and not to sue in the future for monetary damages. The state forecasts payments to local governments totaling approximately $323 million in 2002-2003. (See "Tobacco Settlement").

Constitutional and Statutory Limitations. Article XIII A of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIII A provides that the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on June 3, 1986, Proposition 46, an amendment to Article XIII A, was approved by the voters of the state of California, creating a new exemption under Article XIII A permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value, an assessment practice utilized by other county assessors in the state, has been legally challenged. (See "Pending Litigation" below.)

On November 7, 2000, voters approved Proposition 39 called the "Smaller Classes, Safer Schools and Financial Accountability Act" (the "Smaller Classes Act"). Effective upon its passage, the Smaller Classes Act allows an alternative means of seeking voter approval for bonded indebtedness by 55% of the vote, rather than the two-thirds majority required under Section 18 of Article XVI of the California Constitution. The reduced 55% voter requirement applies only to schools and community college districts.

Article XIII B of the California Constitution limits the amount of appropriations of the state and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local governments have financial responsibility for providing. To the extent that the revenues of the state and/or local governments exceed their appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt service costs are not included in the appropriations limit.

Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Fund cannot predict the impact of this or related legislation on the bonds in the Fund's portfolios. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the state could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives, potentially reducing resources available for other state programs, especially to the extent the Article XIII B spending limit would restrain the state's ability to fund such programs by raising taxes.

At the November 8, 1988 general election, California voters approved an initiative known as Proposition 98. Proposition 98 changed state funding of public education below the university level and the operation of the state appropriations limit, primarily by guaranteeing K-12 schools a minimum share of General Fund revenues.

Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-12 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain state tax revenues in excess of the Article XIII B limit to K-12 schools.

Increased total revenues, in the 1994-1995 through 2002-2003 fiscal years along with policy decisions to increase K-12 appropriations have resulted in significant increases in Proposition 98 appropriations for those years. Because of the state's increasing revenues and emphasis on improving education resources, per-pupil funding at the K-12 level has increased by more than 60% from the level in place in 1994-1995, to an estimated $7,067 per pupil in 2002-2003.

At the November 1998 election, voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual budget act. Since the

General Fund may reborrow from the transportation accounts soon after the annual repayment is made the proposition is not expected to have any adverse impact on the state's cash flow.

Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D and Propositions 2, 62, 98 and 39 were each adopted as measures that qualified for the ballot pursuant to the state's initiative process. From time to time, other initiative measures could be adopted that could affect revenues of the state or public agencies within the state.

Pending Litigation. The state of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. Some of the more significant lawsuits pending against the state as disclosed by the state are described below. The following information is not intended to be comprehensive and does not include all of the litigation pending against the state that would ordinarily be included in various public documents issued thereby, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be found at the website of the California state Treasurer's Office, www.treasurer.ca.gov, under the heading "Bond Information."

The state is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The state's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. The Court ruled that the 3,000 plaintiffs take nothing from the state or its co-defendant, Reclamation District 784. Plaintiffs have appealed. Briefing is underway.

In Howard Jarvis Taxpayers Association et al. v. Kathleen Connell, the Court of Appeal upheld the Controller's authority to make payments pursuant to continuing appropriations in the absence of a state budget. Thus, the Controller may make payments of principal and interest on state bonds. However, the Court of Appeal held that absent an adopted budget or emergency appropriation, the state Controller could not disburse certain Proposition 98 moneys. The Supreme Court granted the Controller's Petition for Review on a procedural issue unrelated to continuing appropriations and stayed the trial court's injunction. On May 1, 2003, the Supreme Court affirmed the Court of appeal's decision upholding the Controller's authority to make payments pursuant to continuing appropriations during any period when enactment of the annual budget act is delayed past June 30.

In County of Orange v. Orange County Assessment Appeals Board #3; Bezaire, et. al., Real Parties in Interest, the Superior Court of Orange County has determined that the Orange County assessor's office received property taxes from two taxpayers in excess of the amounts collectable under Article XIIIA of the California Constitution (sometimes referred to as "Proposition 13"). The plaintiffs' legal claim focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. The plaintiffs are also seeking the certification of their action as a class action. Pending the determination of certain class certification issues, the court's decision is not final. Should the court's determination become final, it will bind only the County of Orange and its assessor's office. However, indirect effects of a final determination that the contested assessment practices are contrary to Proposition 13, could result in costs to the state in an aggregate amount in excess of several billion dollars.

In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon
v. State, a substantial number of plaintiffs have joined suit against the state, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding.

The state has been involved in three refund actions, California Assn. of Retail Tobacconists (CART), et al. v. Board of Equalization et al., Cigarettes Cheaper! et al. v. Board of Equalization, et al. and McLane/Suneast, et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, which voters passed in 1998 to establish the Children and Families Commission and local county commissions and to fund early childhood development programs. Judgment in favor of all defendants as to all 30 consolidated counts was entered and plaintiffs have appealed. Oral argument was heard on May 12, 2003. Due to the challenge, there is exposure as to the entire $750 million per year collected under Proposition 10 with interest, which could amount to several billion dollars by the time the cases are finally resolved.

In Charles Davis, et al. v. California Health and Human Services Agency, et al., the plaintiffs have brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at Laguna Honda Hospital should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. Rough estimates suggest that the financial impact of a judgment against the state defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program.

In Stephen Sanchez, et al. v. Grantland Johnson, et al., the plaintiffs have brought a class action in federal District Court, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and various other federal laws, because they result in unnecessary institutionalization of developmentally disabled persons. Early estimates suggest that the financial impact of a judgment against the state defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not modify the scope of the program.

Plaintiffs in five pending cases allege the Franchise Tax Board mischaracterized the gross receipts from their sale of certain short term financial instruments and that this resulted in a violation of the Due Process and Commerce Clauses of the U.S. Constitution. Other taxpayers have raised the same issue in administrative actions. Consequently, final decision in favor of any of these plaintiffs could result in refunds to similarly situated taxpayers in an amount exceeding $500 million with potential future annual revenue loss of $50 million. The trial court filed in favor of the Franchise Tax Board in one of these cases on April 11, 2003. It is not yet known whether the plaintiffs will appeal the decision.

In Eisenhower Medical Center, et al. v. State Bd. of Equalization (San Francisco Superior Court), 118 hospitals claim that certain intravenous sets and diagnostic substances are "medicines" within the meaning of Revenue and Tax Code
Section 6369 such that they are exempt from sales and use taxes. The trial court has ruled in favor of the State Board of Equalization. An appeal is expected. Should the plaintiffs ultimately prevail on all issues, estimated refunds to plaintiffs and others similarly situated hospitals would total approximately $400 million and estimated future revenue loss would be $70 million per year.

In FORCES Action Project et al. v. State of California et al., various smokers rights groups challenge the 1998 Master Settlement Agreement between the state and the four major cigarette manufacturers as it pertains to California, Utah and the City and County of San Francisco, in which the state agreed to drop its lawsuit and not to sue in the future for monetary damages in exchange for the payment of billions of dollars by tobacco manufacturers and restrictions in marketing activities for tobacco products. On August 15, 2001, the 9th Circuit Court of Appeals affirmed the district court's dismissal of plaintiffs' claims but remanded the case to the district court to rule on whether plaintiffs should be allowed to amend their complaint. The District Court denied plaintiffs' motion for leave to amend and the court of appeals affirmed. It is not yet known whether the plaintiffs will seek review by the Supreme Court.

In Grand River Enterprises Six Nations, Ltd., et al. v. Lockyer et al. (U.S. District Court, S.D. New York), filed on July 1, 2002, six cigarette manufacturers sued the Attorneys General of 31 states, challenging (1) the states' escrow statutes, which require tobacco product manufacturers that did not participate in the Master Settlement Agreement between the states and certain other tobacco product manufacturers, to pay money into escrow accounts and (2) several states' complementary contraband statutes, which make it illegal for distributors to sell cigarettes made by the nonparticipating tobacco product manufacturers which have not made their required deposits into escrow. On September 13, 2002, defendants moved to dismiss the case for lack of personal jurisdiction over the out-of-state Attorneys General and for failure to state a claim on which relief can be granted. Oral argument was heard on March 13, 2003. The matter has been taken under submission.

In Capitol People First v. Department of Developmental Services a consortium of law firms and public-interest groups brought suit against the Departments of Finance, California Department of Developmental Services and California Department of Health Services. It alleges that defendants are violating the various laws including the Americans with Disabilities Act, by needlessly isolating thousands of people with developmental disabilities in large facilities. It seeks sweeping reforms. The potential financial impact of a judgment against the state Defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program.

In Natural Resources Defense Council et al., v. California Department of Transportation et al., U.S. District Court, Central District, Case No. 93-6073-ER-(JRX), filed October 7, 1993, plaintiffs sought an injunction requiring the Department of Transportation (the "Department") to comply with National Pollution Discharge Elimination System requirements under the federal Clean Water Act ("Act"). The case was tried in 1994 and a permanent injunction was issued against the Department requiring the development of various plans and programs. Plaintiffs' position is that retrofitting of the Department's facilities should be required as a stand-alone activity regardless of whether any construction is otherwise planned in any given area. Currently, for planning purposes, the Department is including an additional 3% in the cost of all construction and maintenance projects to pay for compliance measures, which amounts to $500 million through fiscal year 2006-07. If retrofitting of existing roads and highways is required, as plaintiffs envision, the cost would be tens of billions of dollars.

In February 2001 the Governor, pursuant to his "commandeering" authority under the California Emergency Services Act, issued executive orders "commandeering" power purchase arrangements held by PG&E and SCE. The issue of whether and to what extent compensation is a declaratory relief action filed by the state in September 2001, People v. ACN Energy, Inc., et al., which names as defendants those market participants which have and those which, the state believes, might claim compensation as a result of the Governor's actions. Among the defendants named by the state in the declaratory relief action are 31 market participants that previously filed administrative claims in an amount in excess of $1 billion against the state as a result of the Governor's actions.

On September 6, 2002, PG&E filed a complaint for breach of contract against the state in Pacific Gas and Electric Company v. The State of California. PG&E's complaint alleges that statutes enacted in 1996 as part of the restructuring of the electric power industry in California (Statutes of 1995-1996, Chapter 854; Assem. Bill 1890, "AB 1890") authorized PG&E to sell the output of its retained generation facilities in interstate power markets at prices regulated by FERC and to sell the facilities themselves, and that AB 1890 established a "regulatory contract" between the state and PG&E. PG&E further alleges that, by enacting statutes in 2001 (Statutes of 2001-02, First Extraordinary Session, Chapter 2; Assem. Bill 6 X1) that amended portions of AB 1890, the state deprived PG&E of the right to such sales and thereby breached the "regulatory contract" that PG&E claims was established with PG&E in AB 1890. PG&E's complaint seeks damages in an amount to be proven, but in an administrative procedure before the California Government Claims Board that preceded this action, in which PG&E's claims were denied, PG&E sought damages of at least $4.3 billion to compensate for the losses alleged in this action. In January 2002, the court dismissed the lawsuit and plaintiffs have appealed.

On February 21, 2003, Allegheny Energy Supply Company, LLC ("Allegheny") and Allegheny Trading Finance Company ("ATFC") filed an administrative claim seeking recovery from the state and various state departments and agencies in an amount exceeding $5 billion. The claim arises out of a contract entered into between the California Department of Water Resources and Allegheny, which Allegheny subsequently assigned to ATFC. Allegheny and ATFC's claims include breach of contract, fraud, misrepresentation and other economic torts. The administrative board rejected the contract claims and returned the tort claims as untimely filed. It is not yet known whether the claimants will seek judicial review.

Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California state revenues for payment of these obligations. Property tax revenues and a portion of the state's General Fund surplus are distributed to counties, cities and their various taxing entities and the state assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the state's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

Medicare is a federal governmental health insurance system under which health care institutions and other providers are paid directly for services provided to eligible elderly and disabled persons. General acute care hospitals are generally reimbursed for inpatient and other services provided to Medicare patients under the prospective payment system, under which Medicare pays a predetermined rate for each covered service. The actual cost of care may be more or less than such reimbursement rates. In 1997 and 1999, Congress adopted legislation reducing reimbursement rates in order to reduce Medicare-related spending.

Medicaid is a program of medical assistance, funded jointly by the federal government and the states, for certain needy individuals and their dependents. Under Medicaid, the federal government provides grants to states that have medical assistance programs that are consistent with federal standards. Medi-Cal is the Medicaid program in California. The state of California selectively contracts with general acute care hospitals to provide acute inpatient services to Medi-Cal patients. Except in areas of the state that have been excluded from contracting, a general acute care hospital generally will not qualify for payment for non-emergency acute inpatient services rendered to a Medi-Cal beneficiary unless it is a contracting hospital.

The Social Security Act requires that states pay for hospital inpatient services through the use of rates that the state finds are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities to provide care in conformity with applicable state and federal laws, regulations, and quality and safety standards. Under the regulations implementing the Medi-Cal program, the maximum inpatient reimbursement limit for hospital inpatient services is the lesser of (1) customary charges, (2) allowable costs determined in accordance with applicable Medicare standards and principles of reimbursement, and (3) an all-inclusive rate per discharge.

The financial challenges faced at the federal and the state levels and the resulting attempts to balance the federal and the state budgets have negatively impacted the reimbursement rates received by health care institutions under the Medicare and Med-Cal programs. No assurance can be given that reimbursement rates will cover the actual costs of providing services to Medicare and Medi-Cal patients.

California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

These Debt Obligations may also be insured by the state pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the state Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated state funds. The Office of Statewide Health Planning and Development commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. The most recent study, prepared in December 1998 by Ernst & Young LLP, concluded, among other things, that although the fund would not meet California private insurance reserve standards, reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 1998, should maintain a positive balance over the long term.

Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sale date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

                                     FLORIDA

In recent years, Florida has emerged as one of the world's fastest growing markets, experiencing an explosion of international growth as a major economic hub of the southeastern United States. In 2000, Florida's gross state product was $472.1 billion. Florida is a state characterized by rapid population growth and substantial capital needs which are being funded through frequent debt issuance and pay-as-you-go financing. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.

Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of state funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.

Florida's tourism grew during the greater part of the 1990s and the year 2000 by 5 to 8 percent annually. However, the events of September 11, 2001 led to a decline in Florida's tourism. Florida's tourism is not expected to surpass year 2000 levels until 2004.

There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, in fiscal year 1985-1986, construction employment, as a percentage of total non-farm employment was 6.98%. By fiscal year 2002-2003, this percentage is expected to decline to 5.86%, and the downward trend is expected to continue with the percentage declining to 5.4% by fiscal year 2007-2008, as Florida's economy continues to diversify. The ability of the state and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the state in general and the particular region of the state in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the state as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The state economy also has historically been dependent on the tourism and construction industries and is therefore, sensitive to trends in those sectors.

                                  MASSACHUSETTS

The Commonwealth of Massachusetts has a highly developed economy with a large service sector, particularly in health care, high technology, financial services and education. The economic downturn that began in 2001 has affected the high technology and financial services industries in Massachusetts and has resulted in increased unemployment and reduced tax revenue to the Commonwealth. However, since 1994, the unemployment rate in Massachusetts has remained below the national average.

The Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. In fiscal 2002 on a GAAP basis, approximately 66.5% of the Commonwealth's annual budgeted revenues were derived from state taxes. In addition, the federal government provided approximately 26.8% of such revenues, with the remaining 6.7% provided from departmental revenues and transfers from non-budgeted funds.

The Commonwealth faced significant declines in tax revenue receipts in 2001 and 2002 and further declines in 2003, despite the enactment of a $1.2 billion tax increase. In 2004, tax revenue is projected to remain stable at this lower level or recover slowly. Budget shortfalls resulting from reduced tax revenue have required the Commonwealth to draw heavily upon accumulated reserve funds and to undertake reductions in spending on a broad variety of programs and services, including extending the state pension funding schedule, curtailing certain Medicaid benefits and reducing direct aid to cities and towns. The Commonwealth has also enacted tax increases to address budgetary insufficiency. Reserve funds remain available for appropriation if they are needed, but are greatly reduced from 2001 levels. The financial statements of the Commonwealth are available at the web site of the Comptroller of the Commonwealth located at http://www.massgov.com/ osc/Reports/reportsfinancial.htm.

Municipal revenues consist of taxes on real and personal property, distributions from the Commonwealth under a variety of programs and formulas, local receipts (including motor vehicle excise taxes, local option taxes, fines, licenses and permits, charges for utility and other services and investment income) and appropriations from other available funds (including general and dedicated reserve funds). Following the enactment in 1980 of the tax limitation initiative petition commonly known as Proposition 21/2, local governments have been forced to rely less on property taxes and more on other revenues, principally local aid, to support local programs and services. As a result of comprehensive education reform legislation enacted in June 1993, a large portion of local aid general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities. There are also several specific local aid programs, such as highway construction, school building construction, and police education incentives. Reductions in state aid to local governments has caused some municipalities to draw upon reserves, reduce services or seek alternative revenues.

The Commonwealth maintains a commercial paper program supported by lines and a letter of credit from commercial banks. The program allows for the periodic issuance of commercial paper as either bond anticipation notes or revenue
anticipation  notes  for  operating  purposes.   The  overall  capacity  of  the
Commonwealth's commercial paper program is currently $1.0 billion. The Commonwealth engaged in short-term borrowing in anticipation of revenue receipts for operating purposes periodically in 2002 and 2003. The pattern of the Commonwealth's cash flow borrowings is largely the result of temporary cash imbalances caused by quarterly local aid payments to cities and towns, which total approximately $1.1 billion on the last day of each calendar quarter. All commercial paper of the Commonwealth issued for operating purposes in a fiscal year is required by state finance law to be paid not later than June 30 of such year.

The Commonwealth is authorized to issue three types of debt directly - general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Highway Fund or with a pledge of receipts credited to the Boston Convention and Exhibition Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. As of April 1, 2003, the amount of Commonwealth long-term debt and debt related to general obligation contract assistance liabilities was $16.261 billion, consisting of approximately $13.774 billion of general obligation debt, $838 million of special obligation debt, $1.499 billion of federal grant anticipation notes and $149 million of debt related to general obligation contract assistance liabilities. Based on the United state census resident population estimate for Massachusetts for 2002, the per capita amount of such debt as of April 1, 2003 was $2,530.

The largest single component of the Commonwealth's capital program currently is the Central Artery/Ted Williams Tunnel Project, a major construction project that is expected to be completed in 2005. The total cost of the Central Artery/Ted Williams Tunnel Project was estimated to be $14.625 billion in the finance plan most recently submitted by the Commonwealth to federal oversight authorities. The federal government has capped its contribution to the project, and the full cost of future cost overruns, if any, will have to be paid by the Commonwealth or the Massachusetts Turnpike Authority.

In addition to the long-term liabilities described above, the Commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the Commonwealth. These Commonwealth liabilities are classified as either general obligation contract assistance liabilities, budgetary contractual assistance liabilities or contingent liabilities. General obligation contract assistance liabilities arise from statutory requirements for payments by the Commonwealth to the Massachusetts Convention Center Authority, the Massachusetts Development Finance Agency and the Foxborough Industrial Development Financing Authority of 100% of the debt service of certain bonds issued by those authorities, as well as payments to the Massachusetts Water Pollution Abatement Trust and the Massachusetts Turnpike Authority that are not explicitly tied to debt service. Such liabilities constitute a pledge of the Commonwealth's credit for which a two-thirds vote of the Legislature is required. Budgetary contractual assistance liabilities arise from statutory requirements for payments by the Commonwealth under capital leases, including leases supporting certain bonds issued by the Chelsea Industrial Development Financing Authority, the Route 3 North Transportation Improvements Association and The Saltonstall Building Redevelopment Corporation and other contractual agreements, including a contract supporting certain certificates of participation issued for Plymouth County and the grant agreements underlying the school building assistance program. Such liabilities do not constitute a pledge of the Commonwealth's credit. Contingent liabilities relate to debt obligations of independent authorities and agencies of the Commonwealth that are expected to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected payment sources do not materialize.

                                   NEW JERSEY

The ninth largest state in population, New Jersey benefits from a diverse economic base. Centrally located in the Northeast, New Jersey is near many major cities such as New York, Boston, Washington D.C., and Philadelphia. The state's favorable location is bolstered by an extensive highway system, as well as air, land and water transportation systems and facilities. Various commercial and industrial businesses have headquarters or regional offices within New Jersey's borders, including substantial construction, pharmaceutical, manufacturing, chemical, financial and service industries.

Following New Jersey's record year 2000, the nationwide economic slowdown reached the state in mid-2001. The state's economic indicators as of May 2003, compared to a year ago, showed unemployment rate increasing 3.2%, personal income increasing 3.2%, new vehicle registrations decreasing 14.5%, and authorized dwelling units decreasing 1.8%. New Jersey's large white-collar population, in part, contributed to a state per capita personal income of $39,453, earning the state the second highest ranking for all states in the nation in 2002. New Jersey's state and local government obligations may be adversely affected by the political and economic conditions and developments within the state and the nation as a whole.

The state ended fiscal year 2002 with a $1.8 million deficit. For fiscal years 2003 and 2004, New Jersey anticipates revenue shortfalls of, respectively, $1.3 billion and nearly $5 billion. Since 2002, various cost savings and revenue initiatives have been effectuated to close the gap, including reducing governmental agencies' operating costs by 5%, restructuring the state's Corporate Business Tax to raise an estimated nearly $1 billion, closing tax loopholes, de-coupling the state estate tax from the federal estate tax (after federal law changes that may terminate the federal estate tax gradually this decade), and the creation or increase of special item taxes including the realty transfer tax, casino revenue fund tax, hotel tax and cigarette tax. In addition, New Jersey anticipates tobacco settlement moneys of over $1.7 billion if fiscal year 2003 and $1.4 billion in fiscal year 2004.

The state Constitution has a balanced budget measure which provides that no money shall be drawn from the State Treasury but for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

In addition, the state Constitution has a debt limitation clause which provides that the state Legislature shall not, in any manner, create in any fiscal year a debt or liability of the state, which, together with any previous debts or liabilities, shall exceed at any time 1% of the total appropriations for such year, unless the same shall be authorized by a law for some single object or work distinctly specified therein, or shall have been approved by the voters.

The New Jersey Local Bond Law (N.J.S.A. Section 40A:2-1 et seq.) governs the issuance of bonds and notes by local units (including counties) for financing improvements. The statute provides that (i) the power and obligation to pay any and all bonds and notes issued pursuant to the Local Bond Law shall be unlimited, (ii) the county or municipality shall levy ad valorem taxes upon all taxable property therein for the payment of the principal of and interest on such bonds and notes, without limitation as to rate or amount, (iii) the proceeds shall be used essentially for capital projects having useful lives of not less than five years, and (iv) after issuance, all bonds and notes shall be conclusively presumed to be fully authorized and issued under all of the laws of the state, after an estoppel period, and not subject to suit as to legality.

The debt of any county or municipality is limited by the Local Bond Law to an amount equal to 2%^ of its equalized valuation basis. The equalized valuation basis of the county or municipality is set by statute as the average value of all taxable real property and improvements within its boundaries as annually determined by the state Board of Taxation for each of the three most recent years. Certain categories of debt are permitted by statute to be deducted for purposes of computing the statutory debt limit.

The debt limit of any county or municipality may be exceeded with the approval of the Local Finance Board, which is a state run entity. If all or any part of a proposed debt authorization would exceed its debt limit, any county or municipality must apply to the Local Finance Board for an extension of credit. If the Local Finance Board determines that a proposed debt authorization would materially impair the ability of any county or municipality to meet its obligations or to provide essential services, approval is denied.

Any county or municipality must report all new authorizations of debt or changes in previously authorized debt to the Division of Local Government Services. Through annual and supplemental debt statements, said Division monitors all local borrowing. Even though a county's or municipality's authorizations are within its debt limits, said Division is able to enforce state regulations as to the amounts and purposes for local borrowing.

                                    NEW YORK

Total General Fund receipts in support of the 2003-04 Financial Plan are projected to be $39.84 billion, an increase of $544 million from the $39.30 billion recorded in 2002-03. Total General Fund disbursements, including transfers to support capital projects, debt service and other purposes, are estimated at $40.84 billion for 2003-04, an increase of $1.32 billion or 3.4% from 2002-03. The Enacted Budget Financial Plan projects a closing General Fund balance of $730 million at the end of 2003-04 fiscal year, unchanged from the 30-day projection.

The 2003-04 Executive Budget reflected recommendations to close a combined 2002-03 and 2003-04 budget gap of over $11.5 billion. These recommendations included savings from spending restraint of $6.3 billion, tobacco securitization proceeds of $3.8 billion, and revenue/fee increases of $1.4 billion. Assuming these budget recommendations were enacted in their entirety, the Executive Budget projected potential outyear budget gaps of $2.8 billion in 2004-05 and $4.1 billion in 2005-06.

The Legislature completed action on the budget for the 2003-04 fiscal year on May 15, overriding the Governor's vetoes of $3.2 billion in tax increases and spending additions. The State Division of the Budget ("DOB") analysis of the Enacted Budget, which is detailed in this report and in a preliminary report released on May 1, 2003 (note: reported in May 2, 2003 Supplement to the 2002-03
AIS), indicates that changes since the Executive Budget will increase General Fund spending by $2.3 billion above the levels recommended by the Governor. As compared to the Executive Budget, revenues are projected to increase by $1.4 billion, reflecting enacted tax and revenue increases offset by lower revenue results for 2002-03 and the April income tax settlement. This leaves the General Fund Financial Plan with a potential imbalance of roughly $900 million in 2003-04, and increases the outyear gaps by $3.7 billion in 2004-05 and $4.2 billion in 2005-06, before potential benefits provided by recently enacted Federal aid changes and savings from a Fiscal Management Plan being developed. Also excluded are revenues from certain measures enacted by the Legislature that DOB considers to be highly speculative at this time. The combination of Federal aid and management actions will keep the 2003-04 budget in balance.

The Debt Reform Act of 2000, which applies to all new state-supported debt issued on and after April 1, 2000, imposes phased-in caps on new debt outstanding and new debt service costs. The Debt Reform Act requires that the limitations on the issuance of state-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan update most proximate to such date. On October 30, 2002, the state reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 0.67% of personal income and debt service on such debt at 0.36% of total governmental receipts compared to the caps of 1.25% each.

The fiscal stability of New York state is related in part to the fiscal stability of its public authorities. The state has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. Although the state has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional state assistance if local assistance payments are diverted. Some authorities also receive moneys from state appropriations to pay for the operating costs of certain of their programs.

For the 2001 and 2002 fiscal years, New York City's (the "City") General /Fund had operating surpluses of $2.949 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2002 fiscal year is the twenty-second consecutive year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers. The City's Financial Plan projects revenues and expenditures for the 2003 and 2004 fiscal years, balanced in accordance with GAAP, and projects gaps of $752 million, $1.4 billion and $1.2 billion for fiscal years 2005, 2006 and 2007, respectively, assuming successful implementation of the gap-closing actions prepared on the Financial Plan. The City is seeking to be reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade
Center site. The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack. It is not possible to quantify at present with any certainty the long-term impact of the September 11 attack on the City and its economy, any economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from federal, state, City and other sources which will be required.

Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. Implementation of the Financial Plan is also dependent upon the ability to market the securities of the New York City Transitional Finance Authority ("TFA"), which issues debt secured by personal income tax and sales tax revenues, TSASC, Inc. ("TSASC"), which issues debt secured by revenues derived from the settlement of litigation with tobacco companies, and the New York City Municipal Water Finance Authority (the "Water Authority") which issues debt secured by water and sewer revenues. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and the public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

                                      OHIO

As described above, the Ohio Fund will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the state of Ohio, political subdivisions of the state, or agencies or instrumentalities of the state or its political subdivisions (Ohio Obligations). The Ohio Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the state itself, and the state has no responsibility to make payments on those local obligations.

There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

Much of this information is as of June 16, 2003, particularly debt figures and other statistics.

While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the state's area devoted to farming and a significant portion of total employment in agribusiness.

In earlier years, the state's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly state rate was 5.7%, compared to the 5.5% national figure. However, then through 1998 the annual state rates were below the national rates (4.3% vs. 4.5% in 1998), but were again slightly higher in 1999 (4.3% vs. 4.2%) and 2000 (4.0% vs. 4.0%) and then lower in 2001 (4.2% vs. 4.7%) and in 2002 (5.7% vs. 5.8%). The
unemployment rate and its effects vary among geographic areas of the state.

There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on state or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

The state operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year or fiscal biennium in a deficit position. Most state operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending fiscal year balance reduced during less favorable and increased during more favorable economic periods. The state has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods such as the current fiscal biennium. Those procedures include general and selected reductions in appropriations spending.

Recent biennium ending GRF balances were:

        BIENNIUM               FUND BALANCE               CASH BALANCE
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        1992-93                 $111,013,000             $   393,634,000
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        1994-95                  928,019,000               1,312,234,000
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        1996-97                  834,933,000               1,367,750,000
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        1998-99                  976,778,000               1,512,528,000
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        2000-01                  219,414,000                 817,069,000
 ----------------------------------------------------------------------------

Actions have been and may be taken by the state during less favorable economic periods (such as currently) to ensure resource/expenditure balances (particularly in the GRF), some of which are described below. None of those actions were or are being applied to appropriations or expenditures needed for debt service or lease payments relating to any state obligations.

The following is a selective general discussion of state finances, particularly GRF receipts and expenditures, for the recent and the current bienniums.

2000-01. The state's financial situation varied substantially in the 2000-01 biennium. The first fiscal year (2000) of the biennium ended with a GRF cash balance of $1,506,211,000 and a fund balance of $855,845,000. A transfer of $49,200,000 from the balance increased the BSF to $1,002,491,000 (or 5% of GRF revenue for the preceding fiscal year). An additional $610,400,000 was transferred to the State Income Tax Reduction Fund.

In the middle of the second year of the biennium, the state enacted supplemental appropriations of $645.3 million to address shortfalls in its Medicaid and disability assistance programs. The state's share of this additional funding was $247.6 million, with $125 million coming from fiscal year 2001 GRF spending reductions and the remainder from available GRF moneys. The reductions were implemented by OBM prior to March 1, 2001 by a 1 to 2% cut applying to most state departments and agencies. Expressly excluded from the reductions, in addition to debt service and rental payments relating to obligations, were elementary and secondary education.

Then in March 2001 new preliminary lowered revenue estimates for fiscal year 2001 and for fiscal years 2002 and 2003 were announced. Based on indications that the Ohio economy continued to be affected by the national economic downturn, GRF revenue estimates for fiscal year 2001 were reduced by
$288,000,000. In addition, OBM projected higher than previously anticipated Medicaid expenditures. Among the more significant steps taken to ensure the positive GRF ending fund balance at June 30, 2001 were further reductions in expenditures and appropriations spending (with the same exceptions mentioned above for debt service and education) and authorization to transfer by June 30, 2001 from the BSF to the GRF amounts necessary to ensure an ending GRF fund balance of $188,200,000 (representing the historical 0.5% year end cash flow allowance). The state ended fiscal year 2001 with a GRF fund balance of $219,414,000, making that transfer unnecessary.

Current Biennium. Ongoing and rigorous consideration has been and continues to be given by the Governor and the General Assembly to revenues and expenditures for fiscal years 2002-03, primarily as a result of continuing economic conditions. Ongoing budgetary pressures have been primarily due to continuing lower than previously anticipated levels of receipts from certain major revenue sources.

Prior consideration came in three general time frames - the June 2001 biennial appropriation act, then late fall and early winter 2001, and then late spring and summer 2002. Significant remedial steps have included authorization to draw down and use the entire BSF balance, increased cigarette taxes, and use of tobacco settlement moneys previously earmarked for other purposes.

The biennial GRF appropriations act passed in June 2001 provided for biennial GRF expenditures of approximately $45.1 billion without increases in any major state taxes. Some of the major program funding increases over the original appropriations for the preceding 2000-01 biennium were: Medicaid, 29%; primary and secondary education, 17%; adult and juvenile corrections, 6.2%; mental health and mental retardation, 2.8%; and higher education, 2.4%.

That original appropriations act provided for the following uses of certain reserves, aimed at achieving fiscal year and biennium ending positive GRF fund balances, based on then current estimates and projections:

  * Transfer of up to $150,000,000 from the BSF to the GRF for increased Medicaid costs.

  *  An additional $10,000,000 from the BSF to an emergency purposes fund.

  * Transfer to the GRF in fiscal year 2002 of the entire $100,000,000 balance in the Family Services Stabilization Fund.

Necessary GRF debt service and lease rental appropriations for the biennium were requested in the Governor's proposed budget, incorporated in the related appropriations bills as introduced, and included in the versions as passed by the House and the Senate and in the act as passed and signed. The same was true for separate appropriations acts that included lease-rental appropriations for certain OBA-financed projects for the departments of Transportation and Public Safety, and Bureau of Workers' Compensation.

The Ohio economy continued to be negatively affected by the national economic downturn and by national and international events, and in October 2001 OBM lowered its GRF revenue estimates. Based on reduced revenue collections in certain categories (particularly personal income taxes and, at that time, sales taxes), OBM then projected GRF revenue shortfalls of $709,000,000 for fiscal year 2002 and $763,000,000 for current fiscal year 2003.

Executive and legislative actions were taken based on those new estimates, including:

  * The Governor promptly ordered reduced appropriations spending by most state agencies (expressly excepted were appropriations for or relating to debt service on state obligations), and limits on hiring and major purchases. Reductions were at the annual rate of 6% for most state agencies (including higher education institutions), with lesser reductions for correctional and other institutional agencies, and with exemptions for primary and secondary education and the adjutant general.

December 2001 legislation, the more significant aspects of which included:

  * Authorizing transfer of up to $248,000,000 from the BSF to the GRF during the current biennium. This was in addition to the $160,000,000 in transfers from the BSF provided for in the original appropriations act (and would reduce the BSF balance to approximately $604,000,000).

  * Reallocating to the GRF a $260,000,000 portion of tobacco settlement receipts in fiscal years 2002 and 2003, intended to be replenished from settlement receipts in fiscal years 2013 and 2014.

  * Reducing appropriation spending authorizations for the legislative and judicial branches.

  * Making certain tax-related changes (including accelerating the time for certain payments).

  * Authorizing Ohio's participation in a multi-state lottery game, estimated to generate $41,000,000 in fiscal year 2003. This participation has begun, although litigation has sought, to date unsuccessfully, to enjoin the authorization on state constitutional grounds.

Continuing economic conditions, among other factors, then led OBM in the spring of 2002 to project a higher than previously estimated GRF revenue shortfall. Among areas of continuing concern were lower than anticipated levels of receipts from personal income and corporate franchise taxes. These updated GRF shortfall estimates were approximately $763,000,000 in fiscal year 2002 and $1.15 billion in fiscal year 2003. Further executive and legislative actions were taken for fiscal year 2002 and will be taken as necessary to ensure a positive GRF fund balance for fiscal year 2002 and the biennium. In addition to further administrative and management steps, such as additional restraints on spending, those prior actions included legislation that provides for among other things:

  * Authorization of additional transfers to the GRF from the BSF of its entire previously unappropriated balance ($607,000,000) as needed in fiscal years 2002 and 2003, and of $50,800,000 of unclaimed funds to the GRF.

  * $50,000,000 reduction in the fiscal year 2002 ending GRF balance (to $100,000,000 from its previously budgeted level of $150,000,000).

  * Increased cigarette tax by 31c per pack (to a total 55c a pack), estimated by OBM to produce approximately $283,000,000 in fiscal year 2003.

  * Transfers to the GRF of $345,000,000 from tobacco settlement money received in fiscal years 2002 and 2003. That amount had previously been earmarked and appropriated for elementary and secondary school facilities construction; moneys for that purpose will instead by provided by way of $345,000,000 in additionally authorized general obligation bonds.

  * Extension of the state income tax to Ohio-based trusts (a "sunset" provision ends this tax December 31, 2004), and exemption of certain Ohio business taxes from recent federal tax law "economic stimulus changes" by modifying existing state law tie-ins to the federal tax base. The combination was and is estimated by OBM to produce approximately $283,000,000 in fiscal year 2003.

  *  Selective additional appropriation cuts for certain departments.

Certain other provisions of the legislation are aimed at the future, rather than the current biennium, including the indexing of state income tax brackets to the Gross Domestic Product beginning in July 2005.

Several categories of fiscal year 2002 GRF tax receipts were below those receipts in the prior fiscal year. Overall, GRF tax receipts in fiscal year 2002 were 1.1% below those in fiscal year 2001.

Fiscal year 2002 nevertheless did end with positive GRF balances of $108,306,000
(fund) and $619,217,000 (cash). This was accomplished by the remedial steps described above, including the significant transfers from the BSF ($534,300,000) and from tobacco settlement moneys ($289,600,000). The fiscal year ending BSF balance was $427,904,000, with all but $65,255,000 of that balance already committed and appropriated to GRF use if needed in fiscal year 2003.

On July 1, 2002, the first day of the new fiscal year, the Governor issued an executive order directing a total of approximately $375,000,000 in GRF spending cutbacks for fiscal year 2003 (based on prior appropriations) by agencies and departments in his administration, as well as limitations on hiring, travel and major purchases. This cutback order reflected and was consistent with prior budget balancing discussions between the Governor and General Assembly. Annual cutbacks ranged from generally 7.5% to 15%, with allocation of amounts and manners determined by the OBM Director in consultation with the affected agencies and departments. Excluded from those cutbacks were elementary and secondary education, higher education, alcohol and drug addiction services, and the adjutant general. Also expressly excluded are appropriations for debt service including lease rental contracts and all state office building rent, and ad valorem property tax relief payments (made to local taxing entities).

Based on continuing reduced revenue collections (particularly, personal income taxes and sales tax receipts for the holidays) and projected additional Medicaid spending of $40,000,000, OBM in late January announced an additional GRF revenue shortfall of $720,000,000 for fiscal year 2003. The Governor ordered immediate additional reductions in appropriations spending expected to aggregate $121,600,000 of GRF savings through the end of the fiscal year (expressly excepted were appropriations for or relating to debt service on state obligations). The Governor also proposed for the General Assembly's prompt consideration the following additional revenue enhancements, transfers and expenditure reduction for fiscal year 2003 requiring legislative authorization to achieve the indicated financial effects as estimated by OBM:

  * A 2.5% reduction in local government fund distributions to most subdivisions and local libraries, producing an estimated $30,000,000 savings. This reduction is in addition to the prior local government fund distribution adjustments noted below.

  * A one-month acceleration in sales tax collections by vendors filing electronically, to produce $286,000,000.

  * An additional increase in the cigarette tax of 45 cents per pack (to a total of $1.00 a pack), to produce approximately $140,000,000.

  * A doubling of the current taxes on spirituous liquor and beer and wine, to net an additional $18,700,000.

The Governor proposed enactment of these legislative authorizations by March 1 in order to produce the indicated financial effects by the June 30 end of the fiscal year and biennium. The General Assembly gave its final approval on February 25 to legislation authorizing the first three elements (see above) of the Governor's proposal, but that legislation did not include the proposed additional taxes on cigarettes and spirituous liquor and beer and wine.

OBM projected at the time that the Governor's proposal to the General Assembly and the additional expenditure reductions ordered by the Governor in January, coupled with the previously authorized transfer to the GRF of the uncommitted balance in the BSF ($65,255,000), would result in positive GRF fund balance at June 30, 2003. To offset the General Assembly's enactment of legislation that did not include the proposed additional taxes on cigarettes and liquor, beer and wine, the Governor on March 25 ordered additional reductions in GRF appropriations spending aggregating $142.5 million for the balance of fiscal year 2003. Included are reductions (generally at an annualized rate of 2.5%) of $90.6 million in state foundation and parity aid to school districts and an additional $9.3 million in Department of Education administration spending, $39.2 million in instructional support to higher education institutions, and other selected reductions totaling $3.4 million. The Governor also identified approximately $20 million in excess food stamp administration funds available to offset the need for further expenditure reductions. Expressly excepted from those reductions are appropriations for or relating to debt service on state obligations.

All of the revenue enhancements proposed by the Governor in late January were also reflected in the Executive Budget for the 2004-05 biennium (released on February 3), together with other measures including proposed adjustments in bases of and rates for taxes that are significant sources of GRF receipts. That Executive Budget proposal, which includes all necessary GRF debt service and lease rental amounts for the biennium, is accessible via OBM's home page on the Internet at http://www.state.oh.us/obm. That budget proposal was incorporated in appropriations legislation introduced in the General Assembly for consideration and enactment after modification by both houses. That appropriations legislation (including all necessary debt service and lease rental amounts) has been approved by the House in modified form and, with further modification, by the Senate. That legislation is presently being considered by a Conference Committee comprised of members from the House and Senate.

Based on the Administration's continuing monitoring of revenues, and as an anticipated step in the 2004-05 biennial budget and appropriations process, OBM reported revised revenue estimates to the Conference Committee on June 11, 2003. Those estimates reduced fiscal year 2003 revenues downward by an additional $200,000,000 over OBM's January 2003 adjusted baseline, based primarily on updated income and sales tax receipts through May 31. OBM also reported revised revenue estimates for 2004-05 to the Conference Committee in connection with their ongoing consideration of the 2004-05 biennial budget and appropriations. The Governor and OBM are addressing this additional fiscal year 2003 revenue shortfall through additional expenditure controls, and may also draw upon additional federal block grant aid available to the state prior to June 30 under a federal law which took effect on May 28, 2003.

As discussed above, the state is effectively precluded by law (including its Constitution) from ending a fiscal year or a biennium in a "deficit" position. The Governor and his administration, and the General Assembly, continue to monitor developments on both the revenue and expenditure sides and evaluate pending and further actions to respond to financial developments and ensure a positive GRF ending fund balance on June 30, 2003.

Additional appropriations actions, affecting most subdivisions and local libraries in the state, relate to the various local government assistance funds. The original appropriations act capped the amount to be distributed in fiscal years 2002 and 2003 to essentially the equivalent monthly payment amounts in fiscal years 2000 and 2001. Subsequent legislation amended the level to the lesser of those prior fiscal year amounts or the amount that would have been distributed under the standard formula.

Litigation pending in the Ohio Court of Claims contests the Ohio Department of Human Services (ODHS, now Ohio Department of Job and Family Services) former Medicaid financial eligibility rules for married couples when one spouse is living in a nursing facility and the other resides in the community. ODHS promulgated new eligibility rules effective January 1, 1996. ODHS appealed an order of the federal court directing it to provide notice to persons potentially affected by the former rules from 1990 through 1995, and the Court of Appeals ruled in favor of ODHS; plaintiff's petition for certiorari was not granted by the U.S. Supreme Court. As to the Court of Claims case, it is not possible to state the period (beyond the current fiscal year) during which necessary additional Medicaid expenditures would have to be made. Plaintiffs have estimated total additional Medicaid expenditures at $600,000,000 for the retroactive period and, based on current law, it is estimated that the state's share of those additional expenditures would be approximately $240,000,000. The Court of Appeals has certified the class action and notice has been sent to the members of the class. Trial for liability only was completed in the Court of Claims in January 2003 and all post-trial briefs have been filed with that Court.

The incurrence or assumption of debt by the state without a popular vote is, with limited exceptions, prohibited by the state Constitution. The state may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the state from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the state in war.) The Constitution provides that "Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state."

By 17 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of state debt and the pledge of taxes or excises to its payment. All related to capital facilities financing, except for three that funded bonuses for veterans and one that funded coal technology research and development. Currently, tax-supported debt is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, and conservation, all as discussed below.

A 1999 constitutional amendment provides an annual debt service "cap" applicable to future issuances of state general obligation bonds and other state direct obligations payable from the GRF or net state lottery proceeds. Generally, those new bonds may not be issued if future fiscal year debt service on those new and the then outstanding bonds of those categories would exceed 5% of the total estimated GRF revenues plus net state lottery proceeds during the fiscal year of issuance. Those direct obligations of the state include, for example, special obligation bonds issued by the Ohio Building Authority and the Treasurer of state, and previously by the Ohio Public Facilities Commission (OPFC), as described below and that are paid from GRF appropriations, but exclude bonds such as highway bonds that are paid from highway user receipts. Pursuant to the amendment and implementing legislation, the Governor has designated the OBM Director as the state official to make the 5% determinations and certifications. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the General Assembly and may be changed by future constitutional amendments.

To assist in the financing of selected highway infrastructure projects, the state has used financing arrangements that call for state payments to be made from federal transportation funds allocated to the state. OBM estimates the highest future fiscal year payments under those current arrangements to be $62,376,425. In the event of any insufficiency in those anticipated federal allocations to make payments on state bonds, the payments are to be made from any lawfully available moneys appropriated to ODOT for the purpose, and in the case of continued insufficiency the ODOT Director is to request a General Assembly appropriation for the purpose.

State agencies also have participated in office building and non-highway transportation projects that have some local as well as state use and benefit, in connection with which the state has entered into lease-purchase agreements with terms ranging from 7 to 20 years. Certificates of participation (COPs) are issued that represent fractionalized interests in or are payable from the state's anticipated payments. OBM estimates the highest future fiscal year payments under those agreements, which are primarily made from GRF appropriations, to be $4,603,524.

Payments by the state under those  agreements  and  financing  arrangements  are subject to biennial appropriations by the General Assembly, with the lease or payment terms as to the state being two years subject to renewal if appropriations are made. The number and amount of indirect obligations issued in connection with those agreements and arrangements have varied and will continue to vary. Generally, the OBM Director's approval of those agreements and arrangements is required, particularly if there are to be publicly offered indirect obligations representing fractionalized interests in or payable from the state's anticipated payments.

A statewide economic development program assists the financing of facilities for industry, commerce, research and distribution by providing loans and loan guarantees. The law authorizes the issuance of state bonds and notes secured by a pledge of portions of the state profits from liquor sales. The General Assembly has authorized the issuance of these obligations with a general maximum of $300,000,000 to be outstanding at any one time (excluding bonds issued to meet guarantees). The aggregate amount from the liquor profits to be used in any fiscal year in connection with these bonds (except for bonds issued to meet guarantees) may not exceed $25,000,000 under present law. The total of unpaid guaranteed loan amounts and unpaid principal of direct loans may not exceed $500,000,000. A 1996 issue of $168,740,000 of taxable bonds refunded outstanding bonds and provided additional moneys for the program. $101,980,000 of taxable forward purchase bonds were issued in 1998 to refund, as of 2006, term bonds of the 1996 issue stated to mature in 2016 and 2021. Pursuant to a 2000 constitutional amendment, the state has issued a first series of $50,000,000 of bonds for revitalization purposes that are also payable from state liquor profits. The highest future fiscal year debt service on all state bonds payable from state liquor profits is $20,877,964 in 2008.

Certain state agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission. By judicial interpretation, such revenue bonds do not constitute "debt" under the constitutional provisions described above. The Constitution authorizes state bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.

Local school districts in Ohio receive a major portion (state-wide aggregate of less than 50% in fiscal year 2002) of their operating moneys from state subsidies, but are dependent on local property taxes, and in 127 districts on voter-authorized income taxes, for significant portions of their budgets.

Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the state provide a "thorough and efficient system of common schools". On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision on a motion to reconsider its own decision rendered in September 2001, concluded (as it had in its 1997 and 2000 opinions in that litigation) that the state did not comply with that requirement, even after again noting and crediting significant state steps in recent years.

In its prior decisions, the Court stated as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.

With particular respect to funding sources, the Court concluded in 1997 and 2000 that property taxes no longer may be the primary means of school funding in Ohio.

On March 4, 2003, the plaintiffs filed with the original trial court a motion to schedule and conduct a conference to address compliance with the orders of the court in that case, the state petitioned the Supreme Court to issue a writ prohibiting that conference on compliance, and the trial court subsequently petitioned the Supreme Court for guidance as to the proper course to follow. On May 16, 2003, the Supreme Court granted that writ and ordered the dismissal of the motion before the trial court.

The General Assembly has taken several steps, including significantly increasing state funding for public schools, as discussed below. In addition, at the November 1999 election electors approved a constitutional amendment authorizing the issuance of state general obligation debt for school buildings and for higher education facilities. December 2000 legislation addressed certain mandated programs and reserves, characterized by the plaintiffs and the Court as "unfunded mandates."

A small number of the state's 612 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of state subsidy distributions to repayment if needed. The annual number of loans under this program ranged from 10 to 44, and the aggregate annual dollar amount of loans ranged from over $11 million to over $113 million (including $90 million to one for restructuring its prior loans). Under a restructured solvency assistance program, in fiscal year 2001 four districts received approximately $3.8 million. The program was further modified in December 2000 to allow districts that experience an unforeseen catastrophic event to apply for a catastrophic grant. In fiscal year 2002, three districts received catastrophic grants totaling $2.56 million and one district received a solvency advance in the amount of $421,000.

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations. With other subdivisions, they also receive local government support and property tax relief moneys from state resources.

For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint state/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Nine municipalities and one township are in "fiscal emergency" status and six municipalities in preliminary "fiscal watch" status, and a school district "fiscal emergency" provision is applied to four districts with five on preliminary "fiscal watch" status.

At present the state itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of ad valorem property taxes on particular property by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

                                  PENNSYLVANIA

The General Fund, the state's largest fund, receives all tax receipts, revenues, non-tax federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 2001 with a balance of $2,902.3 million.

Through April 2003, slower than projected growth in the national economy has contributed to a shortfall of state revenues in fiscal year 2003. Actual state revenues through April 2003 were $361.2 million, or 2% below the budget estimate. Based on fiscal year actual revenues to date and a revised economic forecast, the fiscal year 2003 General Fund Commonwealth revenues are now anticipated to be $735.8 million below the budget estimate by the end of the 2003 fiscal year. Both the newly elected Governor and the preceding Governor have taken action to reduce current fiscal year expenditures, and the current Governor has proposed other actions to maintain an unappropriated surplus balance at fiscal year end.

Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the state. Some of these agencies, however, are indirectly dependent on state appropriations. state-related agencies and their outstanding debt as of June 30, 2002 include the Delaware River Joint Toll Bridge Commission ($76.6 million), the Delaware River Port Authority ($1,324.8 million), the Pennsylvania Economic Development Financing Authority ($1,576.4 million), the Pennsylvania Energy
Development  Authority  ($65.8  million),   the  Pennsylvania  Higher  Education
Assistance Agency ($3,418.9 million), the Pennsylvania Higher Education Facilities Authority ($3,968 million), the Pennsylvania Industrial Development Authority ($556.6 million), the Pennsylvania Infrastructure Investment Authority ($171.6 million), the Pennsylvania Turnpike Commission ($2,138.7 million), and the state Public School Building Authority ($523.9 million).

The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the Commonwealth, which had $2,974.9 million in bonds outstanding at June 30, 2002, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.

Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, Unisys Corporation v. Commonwealth involves a challenge on constitutional and statutory grounds to the statutory three-factor appointment formula used for the apportionment of capital stock value in the franchise tax. Northbrook Life Insurance Co. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the Pennsylvania Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 is being challenged. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state of constitutionality of the statutory scheme for county funding of the judicial system. Powell v. Ridge involves a challenge to Pennsylvania's system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in violation of Title VI of the Civil Rights Act of 1964. The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

                  PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s. Despite the fact that there have been some high profile U.S. companies that have left the island partially due to the Section 936 phase out, many corporations have elected to convert to controlled foreign corporation (CFC) status, which allows them to delay federal income taxes until the income is distributed to U.S. shareholders.

In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico's exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

A new administration, the Popular Democratic Party that favors Puerto Rico's commonwealth status over a potential statehood status, took office in January, 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

On May 30, 2001, S&P downgraded the Commonwealth of Puerto Rico to an A- from an A due to continued years of operating deficits and the use of borrowing to cover the deficits. Puerto Rico continued to use deficit financing and cash transfers from other accounts to fill budget deficits of $250 million and $400 million for fiscal years 2002 and 2003, respectively. S&P put Puerto Rico on creditwatch with a negative outlook in March, 2003. Moody's rates Puerto Rico a Baa1 with a stable outlook.

The U.S. Virgin Islands. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by the recession in the United States and Europe. The attacks of September 11, 2001 also had an adverse affect on tourism. For 2001, air passengers to the USVI were down 2.9% after increasing 12% in 2000. However, supported by an increase in cruise passengers, total visitors increased by 4.4% in 2001.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated.

The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt and rated special tax debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

Guam. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy in 1998. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. These negative trends have had an unfavorable effect on Guam's financial position with consistent general fund deficits from 1997-1999 and a small surplus in 2000. In fiscal year 2001 a $30 million deficit was reported with a $21 million deficit expected in fiscal year 2002. Guam also has a high debt burden with outstanding debt per capita of $2,700 and debt service representing 16% of expenditures. These factors caused S&P to downgrade Guam's rating to BB (below investment grade) from BBB- on March 25, 2002. Due to continued economic weakness and the negative effects of two typhoons in 2002, S&P further downgraded Guam's debt to B from BB on May 6, 2003. Guam is not rated by Moody's.

                                                                      APPENDIX E

                                     RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations

MIG/VMIG Ratings U.S. Short-Term Ratings: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

  - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                           PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)(1) Amended and Restated Declaration of Trust of Eaton Vance Investment Trust dated January 11, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 34 filed July 13, 1995 (Accession No. 000950156-95-000496) and incorporated herein by reference.

   (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 39 filed March 25, 1998 (Accession No. 000590156-98-000284) and incorporated herein by reference.

   (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated June 26, 1996 filed as Exhibit
          (a)(3) to Post-Effective Amendment No. 41 filed May 27, 1999 (Accession No. 0000950156-99-000404) and incorporated herein by reference.

   (4) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value (as amended and restated June 16, 2003) filed as Exhibit (a)(4) to Post-Effective Amendment No. 46 filed July 23, 2003 (Accession No. 0000940394-03-000522) and incorporated herein by reference.

(b)(1) By-Laws as amended March 30, 1992 filed as Exhibit (2)(a) to Post-Effective Amendment No. 34 filed July 13, 1995 and incorporated herein by reference.

   (2) Amendment to By-Laws of Eaton Vance Investment Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.

   (3) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 46 filed July 23, 2003 and incorporated herein by reference.

(c)       Reference is made to Item 23(a) and 23(b) above.

(e)(1) Distribution Agreement between Eaton Vance Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a) to Post-Effective Amendment No. 39 and incorporated herein by reference.

   (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No.
          000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 34 and incorporated herein by reference.

   (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 35 filed March 29, 1996 (Accession No. 000950156-96-000334) and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No.
          0000950156-99-000050) and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File No. 333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995 with attached schedules (including Amended Schedule A) filed as Exhibit (9) to Post-Effective Amendment No. 34 filed July 13, 1995 and incorporated herein by reference.

      (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit
          (9)(a)(1) to Post-Effective Amendment No. 39 filed March 25, 1998 and incorporated herein by reference.

   (2)    Transfer  Agency  Agreement dated as of July 31, 2003 filed as Exhibit
          (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed July 31, 2003 (Accession No.
          0000940394-03-000592) and incorporated herein by reference.

   (3) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 45 filed July 24, 2002 and incorporated herein by reference.

(i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 46 filed July 23, 2003 and incorporated herein by reference.

   (2)    Consent of Internal Counsel dated May 27, 2004 filed herewith.

(m)(1) Eaton Vance Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
          (15)(a) to Post-Effective Amendment No. 39 and incorporated herein by reference.

   (2) Eaton Vance Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 39 and incorporated herein by reference.

   (3)(a) Eaton Vance Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 39 and incorporated herein by reference.

      (b) Amended Schedule A effective June 16, 2003 to Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 46 filed July 23, 2003 and incorporated herein by reference.

(o) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No.94 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed February 26, 2004 (Accession No. 0000940394-04-000170) and
          incorporated herein by reference.

(p) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 filed July 24, 2002 and incorporated herein by reference.

(q)(1) Power of Attorney for Eaton Vance Investment Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 46 filed July 23, 2003 and incorporated herein by reference.

   (2) Power of Attorney for California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio, dated July 1, 2003 filed as Exhibit
          (q)(2) to Post-Effective Amendment No. 46 filed July 23, 2003 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and Other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) Eaton Vance (File No. 801-15930) and BMR (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund          Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust                                Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund     Eaton Vance Series Trust II
Eaton Vance Investment Trust                            Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                            EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II                         Eaton Vance Variable Trust

    (b)

         (1)                           (2)                          (3)
Name and Principal           Positions and Offices         Positions and Offices
 Business Address*        with Principal Underwriter          with Registrant
 -----------------        --------------------------          ---------------
      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Derek Devine                 Vice President                     None
   Todd Dickinson                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner       Vice President, Secretary and Clerk      Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director        Vice President
                                                                and Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None

   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                  Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 27, 2004.

                                EATON VANCE INVESTMENT TRUST

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
------------------------
Thomas J. Fetter

/s/ James L. O'Connor     Treasurer (Principal Financial and Accounting Officer)
------------------------
James L. O'Connor

James B. Hawkes*                                Trustee
------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     California Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                CALIFORNIA LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Florida Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                FLORIDA LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Massachusetts Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                MASSACHUSETTS LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     New Jersey Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                NEW JERSEY LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     New York Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                NEW YORK LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Ohio Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                OHIO LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Pennsylvania Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 27, 2004.

                                PENNSYLVANIA LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:  /s/ THOMAS J. FETTER
                                     --------------------------------
                                     Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on May 27, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Thomas J. Fetter             President (Chief Executive Officer)
--------------------------
Thomas J. Fetter

/s/ William J. Austin, Jr.        Treasurer (Principal Financial and
--------------------------                Accounting Officer)
William J. Austin, Jr.

James B. Hawkes*                                Trustee
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                           Trustee
--------------------------
Samuel L. Hayes, III

William H. Park*                                Trustee
--------------------------
William H. Park

Ronald A. Pearlman*                             Trustee
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                                  Trustee
--------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      ----------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Counsel  dated May 27, 2004 to Opinion  dated July 23,
               2003